                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-8419
                                                     ------------------

                               Forward Funds, Inc.
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       433 California Street, 11/th/ Floor
                             San Francisco, CA 94104
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Alan Reid, Jr.
                               Forward Funds, Inc.
                       433 California Street, 11/th/ Floor
                             San Francisco, CA 94104
            -------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-999-6809
                                                           -------------

                   Date of fiscal year end: December 31, 2003
                                           ------------------

                     Date of reporting period: June 30, 2003
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1.  Reports to Stockholders.

                                                                   Forward Funds







SEMI-ANNUAL REPORT


June 30, 2003

________________________________________________________________________________
                                      [_]

                                                              Table of Contents


                  Shareholder Letter......................  1

                  Portfolios of Investments...............  3

                  Statement of Assets and Liabilities..... 18

                  Statement of Operations................. 20

                  Statements of Changes in Net Assets..... 22

                  Financial Highlights.................... 26

                  Notes to Financial Statements........... 34

Forward Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406

The report has been prepared for the general information of Forward Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds Prospectus, which contains more complete information about Forward Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus before investing or sending money.

________________________________________________________________________________
                                                                  June 30, 2003

________________________________________________________________________________
                                      [_]


Dear Shareholders,

The first six months of 2003 brought some relief for U.S. stock market investors as low interest rates, the prospect of stronger than expected second quarter profit growth and the successes of Operation Iraqi Freedom buoyed investors' expectations and led to increases in all major U.S. indices.

Low inflation and low interest rates continued to be focal points of the U.S. economy during this time period. In March, the Federal Reserve Board (the "Fed") provided another 0.25% cut to the Federal Funds rate to create an economic stimulus in response to the slow economic growth in the U.S. In May, the Fed also warned about the prospect of deflation, and signaled that interest rates would remain low for the foreseeable future.

Improvements were also seen in corporate profits as many companies continued to cut expenses and postpone investment spending as long as possible. This led to modestly higher profits during the period and the prospect for continued profit growth in the year ahead.

By far the biggest influence on the overall market performance, however, was news regarding Operation Iraqi Freedom. With each report of perceived military success from the Coalition team, stocks pushed forward, and this trend continued until the end of the semi-annual period.

________________________________________________________________________________
June 30, 2003
                                      1

________________________________________________________________________________
                                      [_]


Forward Funds Performance
In last year's Semi-Annual Report, we reminded investors that stock markets often experience strong recoveries after extended downturns. For the first six months of 2003, all of the major investment indices in the U.S. showed excellent gains.

                                                                   Performance
Sector                                 Index Name                 1/1/03-6/30/03
------                                 ----------                 --------------
U.S. large cap stocks                  S&P 500 Index                  +10.76%
U.S. small cap stocks                  Russell 2000 Index             +17.88%
Real Estate Investment Trusts          NAREIT Equity REIT Index       +13.87%
World (ex U.S.) stocks                 Morgan Stanley All Country      +8.96%
                                        World Index Free
                                        ex-USA

------------------
Unmanaged indices are not available for direct investment.

The Forward Funds benefited from these improved stock market conditions. All four of the Funds posted double digit gains for the six-month period. The Forward Hoover Mini-Cap Fund, which was launched in January of this year, was our strongest performer with a gain of 20.90% for the half-year period.

This new Fund takes advantage of the strong experience of the Hoover investment management team, the exciting growth potential of mini-cap stocks, and a more concentrated portfolio than our Small Cap Fund. While this strategy can bring greater volatility, the first half of the year was a sign of the great growth potential the Fund offers. Please review the following pages of this report for additional information on the performance of the Forward Funds.

Sincerely,

Forward Funds, Inc.

________________________________________________________________________________
                                                                  June 30, 2003
                                      2

________________________________________________________________________________

                                   Forward Hansberger International Growth Fund
                                           Portfolio of Investments (Unaudited)

                                                            Value
           Shares                                          (Note 2)
           ------                                         -----------
           COMMON STOCKS - 94.01%
                   Canada - 4.53%
            7,400  Manulife Financial Corp............... $   208,754
           13,000  Suncor Energy, Inc....................     243,750
           11,300  Toronto-Dominion Bank.................     313,914
                                                          -----------
                                                              766,418
                                                          -----------
                   China - 3.02%
           27,900  China Mobile (Hong Kong), Ltd., ADR*..     328,383
            3,900  Huaneng Power International, Inc., ADR     181,740
                                                          -----------
                                                              510,123
                                                          -----------
                   Denmark - 2.05%
           30,400  Vestas Wind Systems A/S...............     347,692
                                                          -----------
                   Finland - 1.85%
           19,100  Nokia Oyj, ADR........................     313,813
                                                          -----------
                   France - 13.01%
            4,400  Aventis SA, ADR.......................     240,680
           13,300  Axa, ADR..............................     207,613
            7,800  Essilor International SA..............     314,214
            6,800  Euronext NV...........................     168,591
            2,200  L'Oreal SA*...........................     155,118
            5,300  Societe Generale, Class A.............     335,959
            6,600  STMicroelectronics NV, NY Shares......     137,214
            9,700  Thomson*..............................     149,596
            6,500  Total Fina Elf SA, ADR................     492,700
                                                          -----------
                                                            2,201,685
                                                          -----------
                   Germany - 8.80%
            3,500  Adidas-Salomon AG.....................     299,310
            8,000  Deutsche Boerse AG....................     423,785
            6,300  SAP AG, ADR...........................     184,086
            7,400  Schering AG...........................     361,834
            4,500  Siemens AG............................     220,757
                                                          -----------
                                                            1,489,772
                                                          -----------

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      3

________________________________________________________________________________

Forward Hansberger International Growth Fund
Portfolio of Investments (Unaudited)

                                                              Value
        Shares                                               (Note 2)
        ------                                              -----------
                 Hong Kong - 4.31%
        190,390  Esprit Holdings, Ltd...................... $   465,103
        213,000  Johnson Electric Holdings, Ltd............     263,582
                                                            -----------
                                                                728,685
                                                            -----------
                 India - 0.86%
          2,700  Infosys Technologies, Ltd., ADR...........     144,855
                                                            -----------
                 Ireland - 1.43%
         20,000  Bank of Ireland...........................     241,382
                                                            -----------
                 Israel - 1.11%
          3,300  Teva Pharmaceutical Industries, Ltd., ADR.     187,869
                                                            -----------
                 Italy - 2.05%
         72,600  UniCredito Italiano SpA...................     345,984
                                                            -----------
                 Japan - 14.98%
          9,000  Canon, Inc................................     412,992
          3,400  Fanuc, Ltd................................     168,478
          9,000  Fujisawa Pharmaceutical Co., Ltd..........     168,645
          9,300  Honda Motor Co., Ltd......................     352,405
          5,600  Nitto Denko Corp..........................     183,285
            205  NTT DoCoMo, Inc...........................     443,889
          1,600  Rohm Co., Ltd.............................     174,424
          6,500  Shin-Etsu Chemical Co., Ltd...............     221,945
         17,000  Shiseido Co., Ltd.........................     165,222
          2,900  SMC Corp..................................     244,172
                                                            -----------
                                                              2,535,457
                                                            -----------
                 Mexico - 1.02%
          8,000  Coca-Cola Femsa, SA de CV, ADR............     172,000
                                                            -----------
                 Netherlands - 5.80%
         26,493  ING Groep NV..............................     460,301
         12,889  Koninklijke (Royal) Philips Electronics NV     245,104
          5,100  Unilever NV, NY Shares....................     275,400
                                                            -----------
                                                                980,805
                                                            -----------

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      4

________________________________________________________________________________

                                   Forward Hansberger International Growth Fund
                                           Portfolio of Investments (unaudited)

                                                            Value
          Shares                                           (Note 2)
          ------                                          -----------
                  Norway - 1.01%
          39,900  Tomra Systems ASA...................... $   171,354
                                                          -----------
                  South Korea - 2.77%
           8,600  Kookmin Bank, ADR*.....................     260,150
             700  Samsung Electronics Co., Ltd...........     208,037
                                                          -----------
                                                              468,187
                                                          -----------
                  Spain - 2.88%
          40,500  Amadeus Global Travel Distribution SA,
                  Class A................................     232,074
          22,036  Telefonica SA*.........................     255,832
                                                          -----------
                                                              487,906
                                                          -----------
                  Switzerland - 5.59%
          23,300  Adecco SA, ADR.........................     243,485
           4,100  Lonza Group AG.........................     187,665
           3,700  Nobel Biocare Holding AG*..............     247,069
           4,800  UBS AG.................................     267,013
                                                          -----------
                                                              945,232
                                                          -----------
                  Taiwan - 1.12%
          18,852  Taiwan Semiconductor Manufacturing Co.,
                  Ltd., ADR*.............................     190,028
                                                          -----------
                  United Kingdom - 15.82%
          29,100  Amvescap, Plc..........................     200,723
          21,500  Barclays, Plc..........................     159,653
          50,658  BHP Billiton, Plc......................     266,665
           3,800  BP, Plc, ADR...........................     159,676
          53,000  Centrica, Plc..........................     153,709
           4,400  GlaxoSmithKline, Plc, ADR..............     178,376
          27,054  Lloyds TSB Group, Plc..................     192,079
          16,218  Pearson, Plc...........................     151,475
          12,258  Reckitt Benckiser, Plc.................     224,932
          29,200  Smith & Nephew, Plc....................     167,804
          16,838  Standard Chartered, Plc................     204,501

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      5

________________________________________________________________________________

Forward Hansberger International Growth Fund
Portfolio of Investments (Unaudited)

                                                            Value
                 Shares                                    (Note 2)
                 ------                                   -----------
                            United Kingdom (continued)
                 21,600     Vodafone Group, Plc, ADR..... $   424,440
                  4,800     WPP Group, Plc, ADR..........     192,336
                                                          -----------
                                                            2,676,369
                                                          -----------
                            Total Common Stocks..........  15,905,616
                                                          -----------
                            (Cost $16,299,628)
                 PREFERRED STOCKS - 1.70%
                            Germany - 1.70%
                    680     Porsche AG...................     288,142
                                                          -----------
                            Total Preferred Stocks.......     288,142
                                                          -----------
                            (Cost $200,870)
                 TOTAL INVESTMENTS - 95.71%..............  16,193,758
                                                          -----------
                 (Cost $16,500,498)
                 NET OTHER ASSETS AND LIABILITIES - 4.29%     726,433
                                                          -----------
                 TOTAL NET ASSETS - 100.00%.............. $16,920,191
                                                          ===========

------------------
*   Non-income producing security.
ADR American Depositary Receipt

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      6

________________________________________________________________________________

                                   Forward Hansberger International Growth Fund
                                           Portfolio of Investments (Unaudited)


OTHER INFORMATION:
Industry Concentration as a Percentage of Net Assets:

                                                  % of Net Assets
                Finance..........................      23.58%
                Consumer Discretionary...........      12.67%
                Information Technology...........      11.81%
                Health Care......................      11.03%
                Industrial.......................       9.81%
                Telecommunications...............       8.58%
                Consumer Staples.................       5.88%
                Energy...........................       5.29%
                Materials........................       5.08%
                Utilities........................       1.98%
                Net Other Assets and Liabilities.       4.29%
                                                      ------
                TOTAL NET ASSETS.................     100.00%
                                                      ======

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      7

________________________________________________________________________________

Forward Hoover Small Cap Equity Fund
Portfolio of Investments (Unaudited)

                                                            Value
           Shares                                          (Note 2)
           ------                                        ------------
           COMMON STOCKS - 94.58%
                    Auto & Transportation - 1.75%
            33,700  EGL, Inc.*.......................... $    512,240
            31,900  JetBlue Airways Corp.*..............    1,349,051
                                                         ------------
                                                            1,861,291
                                                         ------------
                    Consumer Discretionary - 23.18%
            31,700  Abercrombie & Fitch Co.*............      900,597
            30,700  CBRL Group, Inc.....................    1,193,002
           112,000  Chicago Pizza & Brewery, Inc.*......    1,120,000
            53,200  Cost Plus, Inc.*....................    1,897,112
            22,200  Education Management Corp.*.........    1,180,596
            56,200  Fairmont Hotels & Resorts, Inc......    1,315,080
            75,600  Galyan's Trading Co.*...............    1,084,104
            82,600  GameStop Corp.*.....................    1,067,192
            54,900  Hibbett Sporting Goods, Inc.*.......    1,808,406
            29,700  ITT Educational Services, Inc.*.....      868,725
            18,800  McClatchy Co., Class A..............    1,083,256
            56,800  Mobile Mini, Inc.*..................      927,544
            21,500  Pacific Sunwear of California, Inc.*      517,935
            91,200  Pep Boys - Manny, Moe & Jack........    1,232,112
            54,600  Red Robin Gourmet Burgers*..........    1,035,216
            34,400  Snap-on, Inc........................      998,632
            46,400  Sylvan Learning Systems, Inc.*......    1,059,776
            87,800  TBC Corp.*..........................    1,672,590
            46,900  The Men's Wearhouse, Inc.*..........    1,024,765
            32,200  THQ, Inc.*..........................      579,600
            57,400  West Marine, Inc.*..................    1,005,074
            34,800  Williams-Sonoma, Inc.*..............    1,016,160
                                                         ------------
                                                           24,587,474
                                                         ------------
                    Consumer Staples - 2.91%
            24,000  American Italian Pasta Co., Class A*      999,600
            48,700  NBTY, Inc.*.........................    1,025,622

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      8

________________________________________________________________________________

                                           Forward Hoover Small Cap Equity Fund
                                           Portfolio of Investments (Unaudited)

                                                              Value
         Shares                                              (Note 2)
         ------                                            ------------
                  Consumer Staples (continued)
          37,800  United Natural Foods, Inc.*............. $  1,063,692
                                                           ------------
                                                              3,088,914
                                                           ------------
                  Energy - 8.34%
          19,400  Evergreen Resources, Inc.*..............    1,053,614
          81,100  Key Energy Services, Inc.*..............      869,392
          80,000  Massey Energy Co........................    1,052,000
          32,800  Peabody Energy Corp.....................    1,101,752
          52,100  TETRA Technologies, Inc.*...............    1,544,765
          95,100  Ultra Petroleum Corp.*..................    1,227,741
          44,100  Westport Resources Corp.*...............    1,003,275
          49,333  XTO Energy, Inc.........................      992,087
                                                           ------------
                                                              8,844,626
                                                           ------------
                  Finance - 12.72%
          21,600  Alexandria Real Estate Equities, Inc....      972,000
         142,200  E*TRADE Group, Inc.*....................    1,208,700
          35,100  Eaton Vance Corp........................    1,109,160
          67,700  eSPEED, Inc., Class A*..................    1,337,752
          34,100  Federated Investors, Inc................      935,022
          32,100  Gabelli Asset Management, Inc., Class A*    1,158,810
          53,500  Gladstone Capital Corp..................    1,103,705
          53,400  Infinity Property & Casualty Corp.......    1,262,376
          35,800  Platinum Underwriters Holdings, Ltd.....      971,612
          68,800  Scottish Annuity & Life Holdings, Ltd...    1,390,448
          32,000  Sky Financial Group, Inc................      695,040
         105,000  Urstadt Biddle Properties, Class A......    1,350,300
                                                           ------------
                                                             13,494,925
                                                           ------------
                  Health Care - 8.54%
          35,600  AMERIGROUP Corp.*.......................    1,324,320
          30,600  Cooper Cos., Inc........................    1,063,962
          55,800  Covance, Inc.*..........................    1,009,980
          30,900  Eon Labs, Inc.*.........................    1,086,135

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      9

________________________________________________________________________________

Forward Hoover Small Cap Equity Fund
Portfolio of Investments (Unaudited)

                                                              Value
        Shares                                               (Note 2)
        ------                                             ------------
                Health Care (continued)
        24,900  Gen-Probe, Inc.*.......................... $  1,017,663
        56,500  IMPAC Medical Systems, Inc.*..............    1,179,720
        62,800  LifePoint Hospitals, Inc.*................    1,315,032
        36,900  Pharmaceutical Product Development,
                Inc.*.....................................    1,060,137
                                                           ------------
                                                              9,056,949
                                                           ------------
                Materials & Processing - 9.08%
        62,400  Building Materials Holding Corp...........      924,144
        49,300  Delta and Pine Land Co....................    1,083,614
        71,900  Grant Prideco, Inc.*......................      844,825
        17,400  M.D.C. Holdings, Inc......................      840,072
        40,400  Polo Ralph Lauren Corp....................    1,041,916
        20,600  Ryland Group, Inc.........................    1,429,640
        33,600  Standard Pacific Corp.....................    1,114,176
        25,700  Varian Semiconductor Equipment Associates,
                Inc.*.....................................      764,832
        54,700  Veeco Instruments, Inc.*..................      931,541
        49,600  Worthington Industries, Inc...............      664,640
                                                           ------------
                                                              9,639,400
                                                           ------------
                Producer Durables - 13.77%
        29,000  AMETEK, Inc...............................    1,062,850
        23,000  CLARCOR, Inc..............................      886,650
        39,800  DRS Technologies, Inc.*...................    1,111,216
        25,700  ESCO Technologies, Inc.*..................    1,130,800
        40,500  FEI Co.*..................................      759,780
        44,700  FMC Technologies, Inc.*...................      940,935
        87,100  KEMET Corp.*..............................      879,710
        54,300  Maverick Tube Corp.*......................    1,039,845
        28,400  Pentair, Inc..............................    1,109,304
        87,400  Polycom, Inc.*............................    1,211,364
        56,000  Technitrol, Inc.*.........................      842,800
        49,900  Tektronix, Inc.*..........................    1,077,840

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      10

________________________________________________________________________________

                                           Forward Hoover Small Cap Equity Fund
                                           Portfolio of Investments (Unaudited)

                                                             Value
          Shares                                            (Note 2)
          ------                                          ------------
                   Producer Durables (continued)
           16,000  Thomas Industries, Inc................ $    432,800
           48,400  Varco International, Inc.*............      948,640
           30,900  Winnebago Industries, Inc.............    1,171,110
                                                          ------------
                                                            14,605,644
                                                          ------------
                   Technology - 14.29%
           60,000  Autodesk, Inc.........................      969,600
           52,600  BearingPoint, Inc.*...................      507,590
           42,800  Business Objects SA, ADR*.............      939,460
           31,000  Digital River, Inc.*..................      598,300
          143,900  EarthLink, Inc.*......................    1,135,371
           26,900  FactSet Research Systems, Inc.........    1,184,945
           79,000  Fairchild Semiconductor International,
                   Inc.*.................................    1,010,410
           94,700  Foundry Networks, Inc.*...............    1,363,680
           34,300  Integrated Circuit Systems, Inc.*.....    1,078,049
           90,900  Integrated Device Technology, Inc.*...    1,004,445
          125,700  Legato Systems, Inc.*.................    1,054,623
          137,200  Maxtor Corp.*.........................    1,030,372
          154,400  REMEC, Inc.*..........................    1,074,624
           47,700  United Online, Inc.*..................    1,208,718
           28,800  Varian, Inc.*.........................      998,496
                                                          ------------
                                                            15,158,683
                                                          ------------
                   Total Common Stocks...................  100,337,906
                                                          ------------
                   (Cost $84,263,864)
          Total Investments - 94.58%.....................  100,337,906
                                                          ------------
          (Cost $84,263,864)
          NET OTHER ASSETS AND LIABILITIES - 5.42%.......    5,745,250
                                                          ------------
          NET ASSETS - 100.00%........................... $106,083,156
                                                          ============

------------------
*   Non-income producing security.
ADR American Depositary Receipt

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      11

________________________________________________________________________________

Forward Hoover Mini-Cap Fund
Portfolio of Investments (Unaudited)

                                                           Value
             Shares                                       (Note 2)
             ------                                      ----------
             COMMON STOCKS - 91.23%
                    Auto & Transportation - 1.33%
             1,500  Starcraft Corp.*.................... $   30,943
                                                         ----------
                    Consumer Discretionary - 24.88%
             2,500  Brookstone, Inc.*...................     50,625
             5,100  Chicago Pizza & Brewery, Inc.*......     51,000
             7,100  CKE Restaurants, Inc.*..............     39,689
             1,100  Cost Plus, Inc.*....................     39,226
             2,900  Galyan's Trading Co.*...............     41,586
             1,600  GameStop Corp.*.....................     20,672
             1,500  Hibbett Sporting Goods, Inc.*.......     49,410
             2,100  Mobile Mini, Inc.*..................     34,293
               700  New England Business Service, Inc...     21,000
               700  Pacific Sunwear of California, Inc.*     16,863
             2,000  Pep Boys - Manny, Moe & Jack........     27,020
             2,400  Red Robin Gourmet Burgers*..........     45,504
             2,400  Steiner Leisure, Ltd.*..............     35,040
               900  Sylvan Learning Systems, Inc.*......     20,556
             1,500  TBC Corp.*..........................     28,575
             1,400  The First Years, Inc................     17,051
               900  The Men's Wearhouse, Inc.*..........     19,665
             1,100  West Marine, Inc.*..................     19,261
                                                         ----------
                                                            577,036
                                                         ----------
                    Consumer Staples - 1.57%
               400  American Italian Pasta Co., Class A*     16,660
               700  United Natural Foods, Inc.*.........     19,698
                                                         ----------
                                                             36,358
                                                         ----------
                    Energy - 7.29%
               700  Evergreen Resources, Inc.*..........     38,017
             1,500  Massey Energy Co....................     19,725
             1,900  TETRA Technologies, Inc.*...........     56,335
             1,700  Ultra Petroleum Corp.*..............     21,947
             1,700  W-H Energy Services, Inc.*..........     33,116
                                                         ----------
                                                            169,140
                                                         ----------

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      12

________________________________________________________________________________

                                                   Forward Hoover Mini-Cap Fund
                                           Portfolio of Investments (Unaudited)

                                                              Value
          Shares                                             (Note 2)
          ------                                            ----------
                 Finance - 8.82%
          1,900  Boardwalk Equities, Inc................... $   21,565
          2,900  eSPEED, Inc., Class A*....................     57,304
            600  Gabelli Asset Management, Inc., Class A*..     21,660
          2,300  Gladstone Capital Corp....................     47,449
            900  Infinity Property & Casualty Corp.........     21,276
          1,400  Kingsway Financial Services, Inc.*........     17,010
            900  Scottish Annuity & Life Holdings, Ltd.....     18,189
                                                            ----------
                                                               204,453
                                                            ----------
                 Health Care - 7.39%
            200  AmSurg Corp.*.............................      6,100
            500  Cooper Cos., Inc..........................     17,385
          1,000  Covance, Inc.*............................     18,100
          1,200  IMPAC Medical Systems, Inc.*..............     25,056
          1,100  LifePoint Hospitals, Inc.*................     23,034
          2,700  Medical Action Industries, Inc.*..........     44,091
          3,400  Province Healthcare Co.*..................     37,638
                                                            ----------
                                                               171,404
                                                            ----------
                 Materials & Processing - 8.46%
          3,800  Bennett Environmental, Inc.*..............     41,648
          2,700  Building Materials Holding Corp...........     39,987
          8,000  Horizon Offshore, Inc.*...................     39,840
            600  Standard Pacific Corp.....................     19,896
            500  Varian Semiconductor Equipment Associates,
                 Inc.*.....................................     14,880
          1,000  Veeco Instruments, Inc.*..................     17,030
          2,200  Willbros Group, Inc.*.....................     22,858
                                                            ----------
                                                               196,139
                                                            ----------
                 Producer Durables - 10.43%
            400  CLARCOR, Inc..............................     15,420
            900  DRS Technologies, Inc.*...................     25,128
          1,900  FEI Co.*..................................     35,644

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      13

________________________________________________________________________________

Forward Hoover Mini-Cap Fund
Portfolio of Investments (Unaudited)

                                                             Value
          Shares                                            (Note 2)
          ------                                           ----------
                 Producer Durables (continued)
          1,700  KEMET Corp.*............................. $   17,170
          1,200  Maverick Tube Corp.*.....................     22,980
          9,500  Quantum Corp.*...........................     38,475
          1,200  Schnitzer Steel Industries, Inc., Class A     52,944
          1,000  Technitrol, Inc.*........................     15,050
            500  Winnebago Industries, Inc................     18,950
                                                           ----------
                                                              241,761
                                                           ----------
                 Technology - 21.06%
          4,500  Adaptec, Inc.*...........................     35,010
          2,400  Digital River, Inc.*.....................     46,320
          1,700  Dot Hill Systems Corp.*..................     22,270
          2,900  EarthLink, Inc.*.........................     22,881
            500  FactSet Research Systems, Inc............     22,025
          4,600  Insight Enterprises, Inc.*...............     46,276
          1,000  NII Holdings, Inc., Class B*.............     38,270
          1,900  Plantronics, Inc.*.......................     41,173
          5,500  REMEC, Inc.*.............................     38,280
          4,900  Rimage Corp.*............................     61,250
          9,200  SkillSoft PLC, ADR*......................     46,460
          2,700  SPSS, Inc.*..............................     45,198
            900  United Online, Inc.*.....................     22,806
                                                           ----------
                                                              488,219
                                                           ----------
                 Total Common Stocks......................  2,115,453
                                                           ----------
                 (Cost $1,889,678)
          TOTAL INVESTMENTS - 91.23%......................  2,115,453
                                                           ----------
          (Cost $1,889,678)
          NET OTHER ASSETS AND LIABILITIES - 8.77%........    203,366
                                                           ----------
          NET ASSETS - 100.00%............................ $2,318,819
                                                           ==========

------------------
*   Non-income producing security.
ADR American Depositary Receipt

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      14

________________________________________________________________________________

                                    Forward Uniplan Real Estate Investment Fund
                                           Portfolio of Investments (Unaudited)

                                                            Value
          Shares                                           (Note 2)
          ------                                          -----------
          COMMON STOCKS - 77.41%
                  Health Care - 3.91%
           8,000  Healthcare Realty Trust, Inc........... $   233,200
          23,400  Nationwide Health Properties, Inc......     372,762
          20,000  Ventas, Inc............................     303,000
          20,000  Windrose Medical Properties Trust......     215,000
                                                          -----------
                                                            1,123,962
                                                          -----------
                  Industrial - 10.98%
          29,500  AMB Property Corp......................     831,015
          30,000  Duke Realty Corp.......................     826,500
          17,000  EastGroup Properties, Inc..............     459,000
          10,000  Granite Construction, Inc..............     191,600
          25,600  Lexington Corporate Properties Trust...     453,120
          15,000  Mission West Properties, Inc...........     170,550
           8,300  Washington Real Estate Investment Trust     225,760
                                                          -----------
                                                            3,157,545
                                                          -----------
                  Office - 17.23%
           1,000  American Financial Realty Trust........      14,910
          14,200  Boston Properties, Inc.................     621,960
          16,500  Brandywine Realty Trust................     406,230
          15,000  CarrAmerica Realty Corp................     417,150
          16,000  Corporate Office Properties Trust......     270,880
          24,530  Equity Office Properties Trust.........     662,555
          16,900  Liberty Property Trust.................     584,740
          16,500  Mack-Cali Realty Corp..................     600,270
          25,000  Maguire Properties, Inc.*..............     481,250
          10,000  Prentiss Properties Trust..............     299,900
          17,000  SL Green Realty Corp...................     593,130
                                                          -----------
                                                            4,952,975
                                                          -----------
                  Residential - 10.50%
          24,310  Archstone-Smith Trust..................     583,440
          15,000  Avalonbay Communities, Inc.............     639,600

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      15

________________________________________________________________________________

Forward Uniplan Real Estate Investment Fund
Portfolio of Investments (Unaudited)

                                                            Value
          Shares                                           (Note 2)
          ------                                          -----------
                  Residential (continued)
          21,900  Boardwalk Equities, Inc................ $   248,565
          25,000  Equity Residential.....................     648,750
          19,880  Home Properties of New York, Inc.......     700,571
           5,000  Sun Communities, Inc...................     196,500
                                                          -----------
                                                            3,017,426
                                                          -----------
                  Retail - 24.58%
          17,500  Capital Automotive REIT................     489,825
          11,000  CBL & Associates Properties, Inc.......     473,000
          24,000  Chelsea Property Group, Inc............     967,440
          11,603  Developers Diversified Realty Corp.....     329,990
          10,200  General Growth Properties, Inc.........     636,888
          12,600  Kimco Realty Corp......................     477,540
          20,000  Kroger Co.*............................     333,600
          15,000  Mills Corp.............................     503,250
          12,500  Realty Income Corp.....................     476,000
          19,407  Simon Property Group, Inc..............     757,455
          20,000  Taubman Centers, Inc...................     383,200
          17,500  Vornado Realty Trust...................     763,000
          11,400  Weingarten Realty Investors............     477,660
                                                          -----------
                                                            7,068,848
                                                          -----------
                  Self Storage - 1.47%
          12,800  Shurgard Storage Centers, Inc., Class A     423,424
                                                          -----------
                  Specialty - 8.74%
          10,300  Alexandria Real Estate Equities, Inc...     463,500
          17,500  Entertainment Properties Trust.........     503,125
          32,000  Hospitality Properties Trust...........   1,000,000
          15,000  iStar Financial, Inc...................     547,500
                                                          -----------
                                                            2,514,125
                                                          -----------
                  Total Common Stocks....................  22,258,305
                                                          -----------
                  (Cost $18,601,254)

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      16

________________________________________________________________________________

                                    Forward Uniplan Real Estate Investment Fund
                                           Portfolio of Investments (Unaudited)

                                                                           Value
                                                                          (Note 2)
                                                                         -----------
                               TOTAL INVESTMENTS - 77.41%............... $22,258,305
                                                                         -----------
                               (Cost $18,601,254)
                               NET OTHER ASSETS AND LIABILITIES - 22.59%   6,496,569
                                                                         -----------
                               NET ASSETS - 100.00%..................... $28,754,874
                                                                         ===========

------------------
REIT Real Estate Investment Trust
*   Non-income producing security.

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      17

________________________________________________________________________________

Statement of Assets and Liabilities (Unaudited)


                                                      Forward       Forward
                                                    Hansberger      Hoover
                                                   International   Small Cap
                                                    Growth Fund   Equity Fund
                                                   ------------- ------------
  ASSETS:
   Investments, at value..........................  $16,193,758  $100,337,906
   Cash and cash equivalents......................      706,419     3,799,443
   Receivable for investments sold................           --     5,016,068
   Receivable for shares sold.....................           --        90,371
   Dividend receivable............................       54,601        62,566
   Prepaid expenses...............................        3,485        20,629
                                                    -----------  ------------
     Total Assets.................................   16,958,263   109,326,983
                                                    -----------  ------------
  LIABILITIES:
   Payable for investments purchased..............           --     2,989,524
   Payable for shares redeemed....................           --        96,137
   Payable to adviser.............................        4,125        82,849
   Accrued expenses and other liabilities.........       33,947        75,317
                                                    -----------  ------------
     Total Liabilities............................       38,072     3,243,827
                                                    -----------  ------------
  NET ASSETS......................................  $16,920,191  $106,083,156
                                                    ===========  ============
  NET ASSETS consist of:
   Paid-in capital (Note 4).......................  $25,216,423  $ 97,421,954
   Accumulated net investment income/(loss).......       60,828      (581,888)
   Accumulated net realized loss on investments
    and foreign currency transactions.............   (8,052,422)   (6,830,952)
   Net unrealized appreciation/(depreciation) on
    investments and translation of assets and
    liabilities in foreign currencies.............     (304,638)   16,074,042
                                                    -----------  ------------
  Total Net Assets................................  $16,920,191  $106,083,156
                                                    ===========  ============
  Investments, at Cost............................  $16,500,498  $ 84,263,864
  Pricing of Shares
  Investor Class:
   Net Asset Value, offering, and redemption price
    per share.....................................  $      9.05  $      13.66
   Net Assets.....................................  $16,920,191  $104,300,540
   Shares of beneficial interest outstanding......    1,869,344     7,632,690
  Institutional Class:
   Net Asset Value, offering, and redemption price
    per share.....................................               $      13.75
   Net Assets.....................................               $  1,782,616
   Shares of beneficial interest outstanding......                    129,636

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      18

________________________________________________________________________________

                                Statement of Assets and Liabilities (Unaudited)

                                                                 Forward
                                                    Forward      Uniplan
                                                     Hoover    Real Estate
                                                    Mini-Cap   Investment
                                                      Fund        Fund
                                                   ----------  -----------
      ASSETS:
        Investments, at value..................... $2,115,453  $22,258,305
        Cash and cash equivalents.................    380,810    6,469,594
        Receivable for investments sold...........    144,100           --
        Receivable for shares sold................      6,800       87,251
        Receivable from adviser...................      5,501           --
        Dividend receivable.......................        328      126,676
        Prepaid expenses..........................        353        6,004
                                                   ----------  -----------
         Total Assets.............................  2,653,345   28,947,830
                                                   ----------  -----------
      LIABILITIES:
        Distributions Payable.....................         --       85,074
        Payable for investments purchased.........    322,726       12,500
        Payable for shares redeemed...............         --       51,907
        Payable to adviser........................         --       15,071
        Accrued expenses and other liabilities....     11,800       28,404
                                                   ----------  -----------
         Total Liabilities........................    334,526      192,956
                                                   ----------  -----------
      NET ASSETS.................................. $2,318,819  $28,754,874
                                                   ==========  ===========
      NET ASSETS consist of:
        Paid-in capital (Note 4).................. $1,937,578  $24,901,267
        Accumulated net investment
         income/(loss)............................    (10,212)          47
        Accumulated net realized gain on
         investments..............................    165,678      196,509
        Net unrealized appreciation on
         investments..............................    225,775    3,657,051
                                                   ----------  -----------
      Total Net Assets............................ $2,318,819  $28,754,874
                                                   ==========  ===========
      Investments, at Cost........................ $1,889,678  $18,601,254
      Pricing of Shares
        Net Asset Value, offering, and redemption
         price per share.......................... $    12.09  $     12.07
        Net Assets................................ $2,318,819  $28,754,874
        Shares of beneficial interest outstanding.    191,792    2,383,044

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      19

________________________________________________________________________________

Statement of Operations
For the Six Months Ended June 30, 2003 (Unaudited)

                                                        Forward      Forward
                                                      Hansberger     Hoover
                                                     International  Small Cap
                                                      Growth Fund  Equity Fund
                                                     ------------- -----------
INVESTMENT INCOME:
 Interest...........................................  $      594   $     5,022
 Dividends..........................................     242,010       286,597
 Foreign taxes withheld.............................     (29,746)         (183)
                                                      ----------   -----------
   Total investment income..........................     212,858       291,436
                                                      ----------   -----------
EXPENSES:
 Investment advisory fee............................      64,937       483,437
 Administration fee.................................      11,575        63,583
 Custodian fee......................................      19,801        35,166
 Fund accounting fee................................      27,542        30,887
 Legal and audit fee................................      21,151        82,361
 Transfer agent fee.................................       6,196        40,114
 Directors' fees and expenses.......................       3,186        14,957
 Printing fees......................................         802        22,443
 Registration/filing fees...........................       5,003        14,435
 Report to shareholder fees.........................       2,706        17,491
 Distribution and service fees--Retail class........      19,099        68,733
 Other..............................................       4,274        18,946
                                                      ----------   -----------
   Total expenses before waiver.....................     186,272       892,553
   Less fees waived/reimbursed by investment
    adviser.........................................     (34,242)      (19,229)
                                                      ----------   -----------
   Total net expenses...............................     152,030       873,324
                                                      ----------   -----------
NET INVESTMENT INCOME/(LOSS)........................      60,828      (581,888)
                                                      ----------   -----------
Net realized gain on investments....................      99,485     5,577,867
Net realized loss on foreign currency
 transactions.......................................      (7,300)           --
Net change in unrealized appreciation/
 (depreciation) on investments......................   1,417,472     7,138,137
Net change in unrealized appreciation/
 (depreciation) on assets and liabilities in foreign
 currencies.........................................         455            --
                                                      ----------   -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS.......................................   1,510,112    12,716,004
                                                      ----------   -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS....................................  $1,570,940   $12,134,116
                                                      ==========   ===========

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      20

________________________________________________________________________________

                                                        Statement of Operations
                             For the Six Months Ended June 30, 2003 (Unaudited)

                                                             Forward
                                                 Forward     Uniplan
                                                  Hoover   Real Estate
                                                 Mini-Cap  Investment
                                                  Fund**      Fund
                                                 --------  -----------
          INVESTMENT INCOME:
            Interest............................ $    210  $    6,961
            Dividends...........................    2,611     596,358
            Foreign taxes withheld..............       (7)        (73)
                                                 --------  ----------
             Total investment income............    2,814     603,246
                                                 --------  ----------
          EXPENSES:
            Investment advisory fee.............    6,873     108,052
            Administration fee..................      579      18,201
            Custodian fee.......................   13,171      18,045
            Fund accounting fee.................   11,268      15,938
            Legal and audit fee.................   13,811      26,387
            Transfer agent fee..................    6,126      20,618
            Directors' fees and expenses........      134       5,995
            Printing fees.......................      345       3,258
            Registration/filing fees............    8,194       6,792
            Report to shareholder fees..........    1,651       3,534
            Distribution and service fees.......      916      31,780
            Other...............................      477       5,295
                                                 --------  ----------
             Total expenses before waiver.......   63,545     263,895
             Less fees waived/reimbursed by
              investment adviser................  (50,519)    (17,001)
                                                 --------  ----------
             Total net expenses.................   13,026     246,894
                                                 --------  ----------
          NET INVESTMENT INCOME/(LOSS)..........  (10,212)    356,352
                                                 --------  ----------
          Net realized gain on investments......  165,678      67,519
          Net change in unrealized appreciation/
           (depreciation) on investments........  225,775   1,828,026
                                                 --------  ----------
          NET REALIZED AND UNREALIZED GAIN
           ON INVESTMENTS.......................  391,453   1,895,545
                                                 --------  ----------
          NET INCREASE IN NET ASSETS RESULTING
           FROM OPERATIONS...................... $381,241  $2,251,897
                                                 ========  ==========

------------------
** The Fund commenced operations on January 1, 2003.

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      21

________________________________________________________________________________

Statement of Changes in Net Assets

                                                    Forward Hansberger
                                                 International Growth Fund
                                               ----------------------------
                                               Six Months Ended  Year Ended
                                                June 30, 2003   December 31,
                                                 (Unaudited)        2002
                                               ---------------- ------------
   Operations:
    Net investment income/(loss)..............   $    60,828    $   (73,788)
    Net realized gain/(loss) on investments...        99,485     (2,224,822)
    Net realized loss on foreign currency.....        (7,300)        (8,256)
    Net change in unrealized appreciation/
     (depreciation) on investments and foreign
     currency.................................     1,417,927       (327,052)
                                                 -----------    -----------
    Net increase/(decrease) in net assets
     resulting from operations................     1,570,940     (2,633,918)
                                                 -----------    -----------
   Share Transactions:
    Proceeds from sale of shares..............       316,481      8,592,886
    Cost of shares redeemed, net of redemption
     fees (Note 4)............................      (289,173)    (8,615,989)
                                                 -----------    -----------
    Net increase/(decrease) from share
     transactions.............................        27,308        (23,103)
                                                 -----------    -----------
    Net increase/(decrease) in net assets.....     1,598,248     (2,657,021)
                                                 -----------    -----------
   NET ASSETS:
    Beginning of period.......................    15,321,943     17,978,964
                                                 -----------    -----------
    End of period (including undistributed net
     investment income of $60,828 and $0,
     respectively)............................   $16,920,191    $15,321,943
                                                 ===========    ===========
   OTHER INFORMATION:
   Share Transactions:
    Sold......................................        38,947        920,630
    Redeemed..................................       (35,522)      (921,570)
                                                 -----------    -----------
    Net increase/(decrease) in shares
     outstanding..............................         3,425           (940)
                                                 ===========    ===========

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      22

________________________________________________________________________________

                                                    Forward Hoover Small Cap
                                                          Equity Fund
                                                 -----------------------------
                                                 Six Months Ended  Year Ended
                                                  June 30, 2003   December 31,
                                                   (Unaudited)       2002*
                                                 ---------------- ------------
Operations:
 Net investment loss............................   $   (581,888)  $ (1,411,080)
 Net realized gain/(loss) on investments........      5,577,867     (6,566,925)
 Net change in unrealized appreciation/
  (depreciation) on investments.................      7,138,137    (15,083,922)
                                                   ------------   ------------
 Net increase/(decrease) in net assets resulting
  from operations...............................     12,134,116    (23,061,927)
                                                   ------------   ------------
Share Transactions:
 Retail Class
   Proceeds from sale of shares.................      9,666,164     35,817,211
   Cost of shares redeemed, net of
    redemption fees (Note 4)....................     (9,410,080)   (36,358,076)
                                                   ------------   ------------
   Net increase/(decrease) from share
    transactions................................        256,084       (540,865)
                                                   ------------   ------------
 Institutional Class
   Proceeds from sale of shares.................      1,500,000        250,000
   Cost of shares redeemed......................             --             --
                                                   ------------   ------------
   Net increase from share transactions.........      1,500,000        250,000
                                                   ------------   ------------
 Net increase/(decrease) in net assets..........     13,890,200    (23,352,792)
                                                   ------------   ------------
NET ASSETS:
 Beginning of period............................     92,192,956    115,545,748
                                                   ------------   ------------
 End of period (including undistributed net
  investment loss of $581,888 and $0,
  respectively).................................   $106,083,156   $ 92,192,956
                                                   ============   ============
OTHER INFORMATION:
Share Transactions:
 Retail Class
   Sold.........................................        774,152      2,563,842
   Redeemed.....................................       (774,552)    (2,749,191)
                                                   ------------   ------------
   Net decrease in shares outstanding...........           (400)      (185,349)
                                                   ============   ============
 Institutional Class
   Sold.........................................        111,931         17,705
   Redeemed.....................................             --             --
                                                   ------------   ------------
   Net increase in shares outstanding...........        111,931         17,705
                                                   ============   ============

------------------
* Forward Hoover Small Cap Equity Fund institutional class commenced operations on June 6, 2002.

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      23

________________________________________________________________________________

                                                          Forward Hoover
                                                          Mini-Cap Fund**
                                                          ---------------
                                                          Six Month Ended
                                                           June 30, 2003
                                                            (Unaudited)
                                                          ---------------
       Operations:
         Net investment loss.............................   $  (10,212)
         Net realized gain on investments................      165,678
         Net change in unrealized appreciation/
          (depreciation) on investments..................      225,775
                                                            ----------
         Net increase in net assets resulting from
          operations.....................................      381,241
                                                            ----------
       Share Transactions:
         Proceeds from sale of shares....................    1,942,536
         Cost of shares redeemed, net of redemption fees
          (Note 4).......................................       (4,958)
                                                            ----------
         Net increase from share transactions............    1,937,578
                                                            ----------
         Net increase in net assets......................    2,318,819
                                                            ----------
       NET ASSETS:
         Beginning of period.............................           --
                                                            ----------
         End of period (including accumulated net
          investment loss of $10,212)....................   $2,318,819
                                                            ==========
       OTHER INFORMATION:
       Share Transactions:
         Sold............................................      192,205
         Redeemed........................................         (413)
                                                            ----------
         Net increase in shares outstanding..............      191,792
                                                            ==========

------------------
** The Fund commenced operations on January 1, 2003.

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      24

________________________________________________________________________________

                                                Forward Uniplan Real Estate
                                                      Investment Fund
                                               ----------------------------
                                               Six Months Ended  Year Ended
                                                June 30, 2003   December 31,
                                                 (Unaudited)        2002
                                               ---------------- ------------
    Operations:
     Net investment income....................   $   356,352    $   711,826
     Net realized gain on investments.........        67,519        321,188
     Net change in unrealized appreciation/
      (depreciation) on investments...........     1,828,026       (542,923)
                                                 -----------    -----------
     Net increase in net assets resulting from
      operations..............................     2,251,897        490,091
                                                 -----------    -----------
    Distributions to shareholders:
     From net investment income...............      (356,305)      (711,943)
     From net realized gains on investments...            --       (349,938)
                                                 -----------    -----------
     Total distributions......................      (356,305)    (1,061,881)
                                                 -----------    -----------
    Share Transactions:
     Proceeds from sale of shares.............     6,407,854      8,377,921
     Issued to shareholders in reinvestment of
      distributions...........................       270,322      1,060,943
     Cost of shares redeemed, net of
      redemption fees (Note 4)................    (3,275,314)      (496,130)
                                                 -----------    -----------
     Net increase from share transactions.....     3,402,862      8,942,734
                                                 -----------    -----------
     Net increase in net assets...............     5,298,454      8,370,944
                                                 -----------    -----------
    NET ASSETS:
     Beginning of period......................    23,456,420     15,085,476
                                                 -----------    -----------
     End of period (including undistributed
      net investment income of $47 and $0,
      respectively)...........................   $28,754,874    $23,456,420
                                                 ===========    ===========
    OTHER INFORMATION:
    Share Transactions:
     Sold.....................................       561,276        719,392
     Distributions reinvested.................        23,739         91,604
     Redeemed.................................      (288,079)       (44,135)
                                                 -----------    -----------
     Net increase in shares outstanding.......       296,936        766,861
                                                 ===========    ===========

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      25

________________________________________________________________________________

Financial Highlights
For a share outstanding throughout the periods presented.

                                               Forward Hansberger
                                            International Growth Fund
                                     -------------------------------------
                                      Six Months
                                         Ended      Year Ended   Year Ended
                                     June 30, 2003 December 31, December 31,
                                      (Unaudited)      2002         2001
                                     ------------- ------------ ------------
    Net Asset Value, Beginning of
     Period.........................    $  8.21      $  9.63      $ 12.18
    Income/(loss) from Operations:
     Net investment income/(loss)...       0.03        (0.04)       (0.04)
     Net realized and unrealized
      gain/(loss) on investments....       0.81        (1.38)       (2.51)
                                        -------      -------      -------
       Total from Operations........       0.84        (1.42)       (2.55)
                                        -------      -------      -------
    Less Distributions:
     From net investment income.....         --           --           --
     In Excess of net investment
      income........................         --           --           --
                                        -------      -------      -------
       Total Distributions:.........         --           --           --
                                        -------      -------      -------
    Redemption fees added to paid in
     capital (Note 4)...............       --  +        --  +          --
                                        -------      -------      -------
    Net increase/(decrease) in net
     asset value....................       0.84        (1.42)       (2.55)
                                        -------      -------      -------
    Net Asset Value, End of Period..    $  9.05      $  8.21         9.63
                                        =======      =======      =======
    Total Return....................      10.23%      (14.75)%     (20.94)%
    Ratios/Supplemental Data:
     Net Assets, End of Period
      (000's).......................    $16,920      $15,322       17,979
    Ratios to average net assets:
     Net investment income/(loss)
      including reimbursement/
      waiver........................       0.80%*      (0.44)%      (0.33)%
     Operating expenses including
      reimbursement/waiver..........       1.99%*       1.95%        1.68%
     Operating expenses excluding
      reimbursement/waiver..........       2.42%*       2.43%        2.47%
    Portfolio turnover rate.........         15%          37%          64%

------------------
* Annualized except for total return and portfolio turnover rate. + Amount represents less than $0.01 per share.

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      26

________________________________________________________________________________

                                                           Financial Highlights
                      For a share outstanding throughout the periods presented.

                                               Forward Hansberger
                                           International Growth Fund
                                     -----------------------------------
                                      Year Ended   Year Ended  Period Ended
                                     December 31, December 31, December 31,
                                         2000         1999      1998/(a)/
                                     ------------ ------------ ------------
    Net Asset Value, Beginning of
     Period.........................   $ 13.93      $ 11.29      $ 10.00
    Income/(loss) from Operations:
     Net investment
      income/(loss).................     (0.12)        0.21         0.02
     Net realized and unrealized
      gain/(loss) on investments....     (1.63)        2.63         1.30
                                       -------      -------      -------
       Total from Operations........     (1.75)        2.84         1.32
                                       -------      -------      -------
    Less Distributions:
     From net investment income.....        --        (0.20)       (0.02)
     In Excess of net investment
      income........................        --           --        (0.01)
                                       -------      -------      -------
       Total Distributions:.........        --        (0.20)       (0.03)
                                       -------      -------      -------
    Redemption fees added to paid in
     capital (Note 4)...............        --           --           --
                                       -------      -------      -------
    Net increase/(decrease) in net
     asset value....................     (1.75)        2.64         1.29
                                       -------      -------      -------
    Net Asset Value, End of Period..   $ 12.18      $ 13.93      $ 11.29
                                       =======      =======      =======
    Total Return....................    (12.56)%      25.15%       13.23%
    Ratios/Supplemental Data:
     Net Assets, End of Period
      (000's).......................   $22,763      $25,887      $23,170
    Ratios to average net assets:
     Net investment income/(loss)
      including reimbursement/
      waiver........................     (0.87)%       1.65%        0.87% *
     Operating expenses including
      reimbursement/waiver..........      1.68%        1.60%        1.60% *
     Operating expenses excluding
      reimbursement/waiver..........      2.10%        2.30%        2.46% *
    Portfolio turnover rate.........       167%          31%           8%

------------------
 * Annualized except for total return and portfolio turnover rate.
(a) The Fund commenced operations on October 1, 1998.

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      27

________________________________________________________________________________

Financial Highlights
For a Share outstanding throughout the periods presented.

                                           Forward Hoover Small Cap Equity Fund
                                         --------------------------------------
                                           Investor    Institutional   Investor
                                             Class         Class        Class
                                         ------------- ------------- ------------
                                          Six Months    Six Months
                                             Ended         Ended      Year Ended
                                         June 30, 2003 June 30, 2003 December 31,
                                          (Unaudited)   (Unaudited)      2002
                                         ------------- ------------- ------------
Net Asset Value, Beginning of Period....   $  12.05       $12.10       $ 14.78
Income/(loss) from Operations:
 Net investment income/(loss)...........      (0.08)       (0.01)        (0.18)
 Net realized and unrealized gain/(loss)
  on investments........................       1.69         1.66         (2.55)
                                           --------       ------       -------
   Total from Operations................       1.61         1.65         (2.73)
                                           --------       ------       -------
Less Distributions:
 From net investment income.............         --           --            --
 In Excess of net investment income.....         --           --            --
 From capital gains.....................         --           --            --
 Tax return of capital..................
                                           --------       ------       -------
   Total Distributions:.................         --           --            --
                                           --------       ------       -------
Redemption fees added to paid in capital
 (Note 4)...............................       --  +        --  +          -- +
                                           --------       ------       -------
Net increase/(decrease) in net asset
 value..................................       1.61         1.65         (2.73)
                                           --------       ------       -------
Net Asset Value, End of Period..........   $  13.66       $13.75       $ 12.05
                                           ========       ======       =======
Total Return............................      13.36%       13.64%       (18.47)%
Ratios/Supplemental Data:
 Net Assets, End of Period (000's)......   $104,300       $1,783       $91,979
Ratios to average net assets:
 Net investment income/(loss)
  including reimbursement/waiver........      (1.27)%*     (0.76)%*      (1.30)%
 Operating expenses including
  reimbursement/waiver..................       1.90%*       1.43%*        1.85%
 Operating expenses excluding
  reimbursement/waiver..................       1.94%*       1.81%*        1.89%
Portfolio turnover rate.................         90%          90%          147%

------------------
* Annualized except for total return and portfolio turnover rate. + Amount represents less than $0.01 per share.

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      28

________________________________________________________________________________

                                                           Financial Highlights
                      For a Share outstanding throughout the periods presented.

                                          Forward Hoover Small Cap Equity Fund
                                         -------------------------------------
                                         Institutional   Investor     Investor
                                             Class        Class        Class
                                         ------------- ------------ ------------
                                         Period Ended   Year Ended   Year Ended
                                         December 31,  December 31, December 31,
                                           2002/(c)/       2001         2000
                                         ------------- ------------ ------------
Net Asset Value, Beginning of Period....    $ 14.12      $  14.26     $ 12.19
Income/(loss) from Operations:
 Net investment income/(loss)...........      (0.08)        (0.14)      (0.11)
 Net realized and unrealized gain/(loss)
  on investments........................      (1.94)         0.75        2.29
                                            -------      --------     -------
   Total from Operations................      (2.02)         0.61        2.18
                                            -------      --------     -------
Less Distributions:
 From net investment income.............         --            --          --
 In Excess of net investment income.....         --            --          --
 From capital gains.....................         --         (0.09)      (0.11)
 Tax return of capital..................                     --  +         --
                                            -------      --------     -------
   Total Distributions:.................         --         (0.09)      (0.11)
                                            -------      --------     -------
Redemption fees added to paid in capital
 (Note 4)...............................       --  +           --          --
                                            -------      --------     -------
Net increase/(decrease) in net asset
 value..................................      (2.02)         0.52        2.07
                                            -------      --------     -------
Net Asset Value, End of Period..........    $ 12.10      $  14.78     $ 14.26
                                            =======      ========     =======
Total Return............................     (14.31)%        4.27%      17.88%
Ratios/Supplemental Data:
 Net Assets, End of Period (000's)......    $   214      $115,546     $96,858
Ratios to average net assets:...........
 Net investment income/(loss)
  including reimbursement/waiver........      (1.13)%*      (1.04)%     (1.06)%
 Operating expenses including
  reimbursement/waiver..................       1.85% *       1.65%       1.64%
 Operating expenses excluding
  reimbursement/waiver..................       1.85% *       1.99%       1.99%
Portfolio turnover rate.................        147%          140%        183%

------------------
 * Annualized except for total return and portfolio turnover rate.
 + Amount represents less than $0.01 per share.
(c) The Forward Hoover Small Cap Equity Fund institutional class commenced operations on June 6, 2002.

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      29

________________________________________________________________________________

Financial Highlights
For a Share outstanding throughout the periods presented.

                                                  Forward Hoover Small Cap
                                                         Equity Fund
                                                  ----------------------
                                                    Investor     Investor
                                                     Class        Class
                                                  ------------ ------------
                                                   Year Ended  Period Ended
                                                  December 31, December 31,
                                                      1999      1998/(a)/
                                                  ------------ ------------
     Net Asset Value, Beginning of Period........   $ 11.40      $ 10.00
     Income/(loss) from Operations:
      Net investment income/(loss)...............     (0.07)        --  +
      Net realized and unrealized gain/(loss) on
       investments...............................      0.86         1.41
                                                    -------      -------
        Total from Operations....................      0.79         1.41
                                                    -------      -------
     Less Distributions:
      From net investment income.................       -- +        --  +
      In Excess of net investment income.........       -- +       (0.01)
      From capital gains.........................        --           --
      Tax return of capital......................        --           --
                                                    -------      -------
        Total Distributions:.....................      --  +       (0.01)
                                                    -------      -------
     Redemption fees added to paid in capital
      (Note 4)...................................        --           --
                                                    -------      -------
     Net increase/(decrease) in net asset value..      0.79         1.40
                                                    -------      -------
     Net Asset Value, End of Period..............   $ 12.19      $ 11.40
                                                    =======      =======
     Total Return................................      7.03%       13.99%
     Ratios/Supplemental Data:
      Net Assets, End of Period (000's)..........   $46,748      $31,838
     Ratios to average net assets:
      Net investment income/(loss) including
       reimbursement/waiver......................     (0.54)%       0.21% *
      Operating expenses including reimbursement/
       waiver....................................      1.45%        1.45% *
      Operating expenses excluding
       reimbursement/waiver......................      2.00%        3.19% *
     Portfolio turnover rate.....................       134%          23%

------------------
 * Annualized except for total return and portfolio turnover rate.
 + Amount represents less than $0.01 per share.
(a) The Forward Hoover Small Cap Equity Fund investor class commenced operations on October 1, 1998.

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      30

________________________________________________________________________________

                                                           Financial Highlights
                      For a Share outstanding throughout the periods presented.

                                                       Forward Hoover
                                                        Mini-Cap Fund
                                                      -----------------
                                                      Six Months Ended
                                                      June 30, 2003/(d)/
                                                         (Unaudited)
                                                      -----------------
       Net Asset Value, Beginning of Period..........      $10.00
       Income/(loss) from Operations:
         Net investment loss.........................       (0.05)
         Net realized and unrealized gain on
          investments................................        2.14
                                                           ------
          Total from Operations......................        2.09
                                                           ------
       Redemption fees added to paid in capital
        (Note 4).....................................        --  +
                                                           ------
       Net increase in net asset value...............        2.09
                                                           ------
       Net Asset Value, End of Period................      $12.09
                                                           ======
       Total Return..................................       20.90%
       Ratios/Supplemental Data:
         Net Assets, End of Period (000's)...........      $2,319
       Ratios to average net assets:
         Net investment income/(loss) including
          reimbursement/waiver.......................       (1.56)%*
         Operating expenses including reimbursement/
          waiver.....................................        1.99%*
         Operating expenses excluding reimbursement/
          waiver.....................................        9.71%*
       Portfolio turnover rate.......................         175%

------------------
 * Annualized except for total return and portfolio turnover rate. + Amount represents less than $0.01 per share.
(d) The Fund commmenced operations on January 1, 2003.

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      31

________________________________________________________________________________

Financial Highlights
For a Share outstanding throughout the periods presented.

                                           Forward Uniplan Real Estate
                                                 Investment Fund
                                     --------------------------------------
                                      Six Months
                                         Ended      Year Ended   Year Ended
                                     June 30, 2003 December 31, December 31,
                                      (Unaudited)      2002         2001
                                     ------------- ------------ ------------
    Net Asset Value, Beginning of
     Period.........................    $ 11.24      $ 11.43      $ 10.91
    Income/(loss) from Operations:
     Net investment income..........       0.16         0.44         0.52
     Net realized and unrealized
      gain/(loss) on investments....       0.83        (0.02)        0.70
                                        -------      -------      -------
       Total from Operations........       0.99         0.42         1.22
                                        -------      -------      -------
    Less Distributions:
     From net investment income.....      (0.16)       (0.44)       (0.44)
     From capital gains.............         --        (0.17)       (0.18)
     Tax return of capital..........         --           --        (0.08)
                                        -------      -------      -------
       Total Distributions..........      (0.16)       (0.61)       (0.70)
                                        -------      -------      -------
    Redemption fees added to paid in
     capital (Note 4)...............       --  +        --  +          --
                                        -------      -------      -------
    Net increase/(decrease) in net
     asset value....................       0.83        (0.19)        0.52
                                        -------      -------      -------
    Net Asset Value, End of Period..    $ 12.07      $ 11.24      $ 11.43
                                        =======      =======      =======
    Total Return....................       8.85%        3.56%       11.31%
    Ratios/Supplemental Data:
     Net Assets, End of Period
      (000's).......................    $28,755      $23,456      $15,085
    Ratios to average net assets:
     Net investment income/(loss)
      including reimbursement/
      waiver........................       2.80%*       4.03%        4.63%
     Operating expenses including
      reimbursement/ waiver.........       1.94%*       1.94%        1.80%
     Operating expenses excluding
      reimbursement/ waiver.........       2.08%*       2.09%        2.41%
    Portfolio turnover rate.........         13%          22%           7%

------------------
* Annualized except for total return and portfolio turnover rate. + Amount represents less than $0.01 per share.

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      32

________________________________________________________________________________

                                                           Financial Highlights
                      For a Share outstanding throughout the periods presented.

                                                 Forward Uniplan Real Estate
                                                      Investment Fund
                                                 -------------------------
                                                  Year Ended   Period Ended
                                                 December 31,  December 31,
                                                     2000       1999/(b)/
                                                 ------------  ------------
      Net Asset Value, Beginning of Period......   $  8.79        $10.00
      Income/(loss) from Operations:
        Net investment income...................      0.48          0.41
        Net realized and unrealized gain/(loss)
         on investments.........................      2.04         (1.24)
                                                   -------        ------
         Total from Operations..................      2.52         (0.83)
                                                   -------        ------
      Less Distributions:
        From net investment income..............     (0.36)        (0.38)
        From capital gains......................      --  +           --
        Tax return of capital...................     (0.04)           --
                                                   -------        ------
         Total Distributions....................     (0.40)        (0.38)
                                                   -------        ------
      Redemption fees added to paid in capital
       (Note 4).................................        --            --
                                                   -------        ------
      Net increase/(decrease) in net asset
       value....................................      2.12         (1.21)
                                                   -------        ------
      Net Asset Value, End of Period............   $ 10.91        $ 8.79
                                                   =======        ======
      Total Return..............................     29.21%        (9.10)%
      Ratios/Supplemental Data:
        Net Assets, End of Period (000's).......   $13,480        $4,568
      Ratios to average net assets:
        Net investment income/(loss) including
         reimbursement/waiver...................      5.09%         5.64%*
        Operating expenses including
         reimbursement/waiver...................      1.79%         1.80%*
        Operating expenses excluding
         reimbursement/waiver...................      2.61%         4.02%*
      Portfolio turnover rate...................        18%            0%

------------------
 * Annualized except for total return and portfolio turnover rate. + Amount represents less than $0.01 per share.
(b) The Fund commmenced operations on May 10, 1999.

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      33

________________________________________________________________________________

Notes to Financial Statements (Unaudited)

1.  Organization
Forward Funds, Inc. (the "Company") was incorporated in Maryland on October 3, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At June 30, 2003, the Company offered six investment portfolios. This semi-annual report describes four portfolios offered by the Company. The accompanying financial statements and financial highlights are those of the Forward Hansberger International Growth Fund (the "International Growth Fund"), the Forward Hoover Small Cap Equity Fund (the "Small Cap Fund"), the Forward Hoover Mini-Cap Fund (the "Mini-Cap Fund") and the Forward Uniplan Real Estate Investment Fund (the "Real Estate Fund") (each a "Fund" and collectively the "Funds"). The Sierra Club Stock Fund (formerly the Forward U.S. Equity Fund) and the Sierra Club Balanced Fund have disclosed their financial statements and financial highlights in a separate semi-annual report. The Hoover Mini-Cap Fund commenced operations on January 1, 2003. Each Fund, except the Real Estate Fund, is a diversified portfolio as defined under the 1940 Act.

The International Growth Fund seeks to achieve high total returns and invests primarily in the equity securities of companies organized or located outside of the United States. The Small Cap Fund and Mini-Cap Fund seek to achieve high total returns and invest primarily in the equity securities of companies that have small market capitalization and offer future growth potential. The Real Estate Fund seeks income with capital appreciation as a secondary goal and invests in real estate securities, including real estate investment trusts (REITs).

2.  Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

________________________________________________________________________________
                                                                  June 30, 2003
                                      34

________________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)


Portfolio Valuation: Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the mean of the closing bid and asked price. Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last quoted sale price of such securities on their respective exchanges. Investments in short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates fair value. All other securities and other assets are carried at their fair value as determined in good faith by or under the direction of the Board of Directors. The Funds generally value their holdings, including fixed income securities, through the use of independent pricing agents, except for securities for which a ready market does not exist, which are valued under the direction of the Board of Directors or by the Sub-Advisors using methodologies approved by the Board of Directors.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

________________________________________________________________________________
June 30, 2003
                                      35

________________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)


Distributions to Shareholders: Dividends from net investment income are declared and paid annually for the International Growth Fund, Small Cap Fund and Mini-Cap Fund and monthly for the Real Estate Fund. Net realized capital gains, if any, are distributed at least annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

A portion of the dividend income recorded by the Real Estate Fund is from distributions by publicly traded REITs, and such distributions may also consist of capital gains and return of capital for tax purposes. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital, are recorded by the Fund as a reduction of the cost basis of the securities held.

Federal Income Taxes: The Company treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed-Delivery Transactions: The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will

________________________________________________________________________________
                                                                  June 30, 2003
                                      36

________________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)

engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause a Fund to miss an advantageous price or yield.

3.  Transactions with Affiliates
The Company has entered into an investment advisory agreement with Forward Management, LLC ("Forward" or the "Advisor") pursuant to which Forward provides investment advisory services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates based on each Fund's average daily net assets: International Growth Fund, 0.85% on the first $50 million, 0.75% on the next $50 million, 0.65% on the next $150 million, 0.60% on the next $250 million and 0.55% on assets over $500 million; Small Cap Fund, 1.05%; Mini-Cap Fund, 1.05%; and the Real Estate Fund, 0.85% on the first $100 million, 0.80% on the next $400 million and 0.70% on assets over $500 million.

Forward has entered into investment sub-advisory agreements with Hansberger Global Investors, Inc. ("HGI") for the International Growth Fund; Hoover Investment Management Co., LLC ("Hoover") for the Small Cap Fund and Mini-Cap Fund; and Uniplan Real Estate Advisors, Inc. ("Uniplan") for the Real Estate Fund (each a "Sub-Advisor"). Pursuant to these agreements, the Sub-Advisors provide investment sub-advisory services to the Funds and are entitled to receive a fee from Forward calculated daily and payable monthly at the following annual rates based on

________________________________________________________________________________
June 30, 2003
                                      37

________________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)

each Fund's average daily net assets: International Growth Fund, 0.50%; Small Cap Fund, 0.70% on the first $100 million and 0.65% on assets over $100 million; Mini-Cap Fund, 0.70% on the first $100 million (0.55% from January 1, 2003 to June 30, 2003) and 0.65% on assets over $100 million; and the Real Estate Fund, 0.60% on the first $100 million, 0.55% on the next $400 million and 0.45% on assets over $500 million.

Waiver of Fees
The Advisor has agreed to voluntarily waive a portion of its fees and/or reimburse certain expenses. These voluntary waivers and/or reimbursements will continue until at least January 1, 2004. As a result of such waivers, the aggregate net expenses (as a percentage of net assets) for the six months ended June 30, 2003 have been limited to 1.99% for the International Growth Fund; 1.78% for the Small Cap Fund Investor Class, 1.34% for the Small Cap Fund Institutional Class, 1.99% for the Mini-Cap Fund and 1.99% (1/1/03-4/30/03) and 1.89% (5/1/03-6/30/03) for the Real Estate Fund. Any waiver or reimbursement by the Advisor is subject to recoupment from the Fund within the three years following the year in which the expense was incurred, to the extent such recoupment would not cause total expenses to exceed any current expense limitation.

For the six months ended June 30, 2003, the fee waivers and/or reimbursements were as follows:

                                      Fees     Expenses
                                    Waived by Reimbursed
               Fund                  Advisor  by Advisor  Total
               ----                 --------- ---------- -------
               International Growth  $34,242        --   $34,242
               Small Cap              19,229        --    19,229
               Mini-Cap                6,873   $43,646    50,519
               Real Estate            17,001        --    17,001

During the six months ended June 30, 2003, the Advisor did not recoup any waived fees or reimbursed expenses.

________________________________________________________________________________
                                                                  June 30, 2003
                                      38

________________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)


At June 30, 2003, the balance of recoupable expenses for each Fund was:

                                                  Six Months
                                                    Ended
                                                   June 30,
          Fund            2000     2001    2002      2003     Total
          ----          -------- -------- ------- ---------- --------
          International
           Growth       $105,141 $158,418 $80,331  $34,242   $378,132
          Small Cap      258,623  357,121  48,158   19,229    683,131
          Mini-Cap            --       --      --   50,519     50,519
          Real Estate     97,048   85,096  25,229   17,001    224,374

Distribution Plan
The Investor Class shares of the Funds have a Distribution Plan pursuant to Rule 12b-1 for which up to 0.25% of each Fund's average daily net assets may be used to pay distribution fees. In addition, the Investor Class shares of the Funds have a Shareholder Servicing Plan which may be used to pay shareholder servicing fees at an annual rate of up to 0.10% of each Fund's average net assets. The expenses of the Distribution and Shareholder Servicing Plans are reflected as distribution and service fees in the Statement of Operations. Institutional Class shares of the Small Cap Fund are not subject to distribution or service fees.

PFPC Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

The Company has entered into an administration agreement with PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Financial Services Group, Inc. PFPC also serves as the Company's transfer agent and dividend paying agent.

Directors
Overall responsibility for oversight of the Funds rests with the Directors of the Company. There are currently six directors, four of whom are not "interested persons" of the Company within the meaning of that term under the 1940 Act. Each non-interested Director receives $3,625 ($1,813 by telephone) per regular meeting and $1,500 for each special meeting

________________________________________________________________________________
June 30, 2003
                                      39

________________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)

attended in person ($750 by telephone). Interested directors and officers do not receive any compensation by the Funds.

4.  Shares of Beneficial Interest
The authorized capital stock of the Company consists of one billion four hundred million (1,400,000,000) shares of two classes of common stock having a par value of $0.001 per share (fifty million shares are allocated as Institutional Class shares of the Small Cap Fund). Each Fund currently offers one class of shares, except the Small Cap Fund, which offers two classes of shares. Each share represents an equal proportionate interest in the Fund with other shares of the Fund, and each is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Directors.

Shares exchanged or redeemed within 60 days or less of the purchase date incur a fee of 2.00% of the total redemption amount. Such redemption fees are reflected in the "cost of shares redeemed" in the Statement of Changes in Net Assets.

The following entities owned of record or beneficially, as of June 30, 2003, 5% or greater of any class of the Funds outstanding equity securities:

     Fund                                      Name             Percentage
     ----                                      ----             ----------
     International Growth          Sutton Place Associates LLC    98.68%
     Small Cap Investor Class      Charles Schwab & Co., Inc.     40.34%
                                   Sutton Place Associates LLC    23.96%
                                   MUIR & Co.                     22.88%
     Small Cap Institutional Class Suffield Academy               55.54%
                                   The H. John Heinz III Center
                                   for Science Economics &
                                   Environment                    30.81%
                                   Harder Foundation              13.66%
     Mini-Cap                      Sutton Place Associates LLC    80.55%
                                   National Investor Services      6.82%
     Real Estate                   Sutton Place Associates LLC    57.90%
                                   Charles Schwab & Co., Inc.     17.90%
                                   Neuberger Berman               14.81%

________________________________________________________________________________
                                                                  June 30, 2003
                                      40

________________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)


5.  Purchases and Sales of Investments
The cost of investments purchased and proceeds from investments sold, excluding U.S. government and short-term investments, for the six months ended June 30, 2003, were as follows:

                                Cost of Investments  Proceeds from
           Fund                      Purchased      Investments Sold
           ----                 ------------------- ----------------
           International Growth     $ 2,214,270       $ 2,204,646
           Small Cap                 80,492,075        85,236,352
           Mini-Cap                   3,985,967         2,261,967
           Real Estate                4,559,346         2,489,635

6.  Tax Basis Information
Reclassifications
At December 31, 2002, permanent differences in book and tax accounting have been reclassified as follows:

                             Increase/   Increase/(Decrease)   Increase
                             (Decrease)      Accumulated     Accumulated
                              Paid-In      Net Investment    Net Realized
       Fund                   Capital       Income/(Loss)    Gain/(Loss)
       ----                 -----------  ------------------- ------------
       International Growth $  (105,460)     $   97,204        $ 8,256
       Small Cap             (1,422,154)      1,411,080         11,074
       Real Estate               (4,880)            117          4,763

The reclassifications primarily relate to net operating losses for the International Growth Fund and Small Cap Fund.

Tax Basis of Investments
At June 30, 2003, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

                                    Gross        Gross     Net Unrealized
                       Cost of    Unrealized   Unrealized  Appreciation/
       Fund          Investments Appreciation Depreciation (Depreciation)
       ----          ----------- ------------ ------------ --------------
       International
        Growth       $16,500,498 $ 2,033,711  $(2,338,349)  $  (304,638)
       Small Cap      84,263,864  17,057,045     (983,003)   16,074,042
       Mini-Cap        1,889,678     244,213      (18,438)      225,775
       Real Estate    18,601,254   3,697,216      (40,165)    3,657,051

________________________________________________________________________________
June 30, 2003
                                      41

________________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)


Post October Loss
Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2002, the Funds elected to defer capital losses and currency losses occurring between November 1, 2002 and December 31, 2002 as follows:

                                              Capital
                         Fund                 Losses
                         ----                 --------
                         International Growth $316,585
                         Small Cap             645,139
                         Real Estate             4,879

Capital Loss Carryforwards
At December 31, 2002 the following Funds had available for Federal income tax purposes unused capital losses as follows:

                 Expiring in Expiring in Expiring in Expiring in Expiring in
   Fund             2006        2007        2008        2009        2010
   ----          ----------- ----------- ----------- ----------- -----------
   International
    Growth        $304,243     $43,416   $1,297,970  $2,884,919  $2,932,364
   Small Cap            --          --           --   5,507,163   5,017,629

Tax Basis of Distributable Earnings/Accumulated Losses
At December 31, 2002, the components of accumulated earnings/(accumulated losses) on a tax basis were as follows:

                                   International
                                      Growth       Small Cap   Real Estate
                                   ------------- ------------  -----------
      Post-October losses.........  $  (316,585) $   (645,139) $   (4,879)
      Accumulated capital loss
       carryforwards..............   (7,462,912)  (10,524,792)         --
      Net unrealized appreciation/
       (depreciation).............   (2,089,322)    7,697,017   1,962,894
      Other*......................        1,647            --          --
                                    -----------  ------------  ----------
      Total accumulated earnings/
       (accumulated losses).......   (9,867,172)   (3,472,914)  1,958,015

* Other is primarily due to unrealized foreign exchange appreciation/depreciation from foreign receivables and payables.

________________________________________________________________________________
                                                                  June 30, 2003
                                      42

________________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)


Tax Basis of Distributions to Shareholders
Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of distributions paid were as follows:

                                2002       2002        2002
                              Ordinary  Long-Term   Tax Return
                               Income  Capital Gain of Capital
                  Fund         Total      Total       Total
                  ----        -------- ------------ ----------
                  Real Estate $573,044   $488,837**       --
                                2001       2001        2001
                              Ordinary  Long-Term   Tax Return
                               Income  Capital Gain of Capital
                               Total      Total       Total
                              -------- ------------ ----------
                  Small Cap         --   $697,140    $   340
                  Real Estate $452,379    329,450     98,198

** The Fund designates this amount as long term capital gain under Internal
   Revenue Code 852.

7.  Foreign Securities
Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

8.  REITS
The Real Estate Fund invests a substantial portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

________________________________________________________________________________
June 30, 2003
                                      43

INVESTMENT ADVISOR
Forward Management, LLC
  San Francisco, CA

DISTRIBUTOR
PFPC Distributors, Inc.
  King of Prussia, PA

COUNSEL
Dechert LLP
  Washington, DC

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers, LLP
  San Francisco, CA

CUSTODIAN
Brown Brothers Harriman & Co.
  Boston, MA

Forward Funds

.. FORWARD HANSBERGER
  INTERNATIONAL GROWTH FUND


.. FORWARD HOOVER SMALL
  CAP EQUITY FUND


.. FORWARD HOOVER
  MINI-CAP FUND


.. FORWARD UNIPLAN REAL
  ESTATE INVESTMENT FUND

                                  [LOGO] Sierra
                                         Club
                                         Founded 1892
                                  Mutual Funds

                                    [GRAPHIC]

                                        Sierra Club Stock Fund

                                        Sierra Club Balanced Fund


                                        Semi-Annual Report

                                         June 30, 2003

________________________________________________________________________________
                                      [_]

                                                              Table of Contents


                  Shareholder Letter......................  1

                  Portfolios of Investments...............  4

                  Statement of Assets and Liabilities..... 14

                  Statement of Operations................. 15

                  Statements of Changes in Net Assets..... 16

                  Financial Highlights.................... 18

                  Notes to Financial Statements........... 21

Sierra Club Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406

The report has been prepared for the general information of Sierra Club Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Sierra Club Funds Prospectus, which contains more complete information about Sierra Club Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus before investing or sending money.

________________________________________________________________________________
                                                                  June 30, 2003

________________________________________________________________________________
                                      [_]


Dear Shareholders,

Welcome to the first semi-annual report for the Sierra Club Mutual Funds. My name is Alan Reid, and I am President and CEO of Forward Management, LLC. We are a San Francisco-based investment management company that has partnered with the Sierra Club to offer the no-load Sierra Club Mutual Funds to environmentally concerned individuals and institutions.

As a shareholder in the Sierra Club Funds, you may already have some background about what makes them different. I would like to take a moment to reiterate the ways in which our products have a unique place in the investing world.

The goal of the Sierra Club Mutual Funds is to help you reach your investment goals without supporting the companies that are destroying our planet. We use more than 20 different screens that are designed to help protect the wildlands, keep our water clean, reduce global warming, improve work environments and to address a variety of other issues to help create a brighter future. In short, our screening techniques are designed to help us identify companies to invest in that are responsible to their employees, neighbors, customers, our planet and all the creatures that inhabit it.

After a company passes our internal screening process, the Sierra Club conducts an additional review of its environmental and social practices. By following these steps we work to make sure that each holding in the Sierra Club Funds meets our stringent guidelines.

Our investment approach is also different than the average mutual fund. We use two different portfolio managers with different investment styles to manage the Funds. The investment team at New York Life Investment Management uses a value-oriented approach for their stock selection. The investment team at Harris Bretall Sullivan & Smith focuses on growth-oriented larger capitalization stocks. We have combined these contrasting investment styles to provide a wider variety of investments than is usually held by a single manager. We believe this strategy may help to reduce the volatility of your investment.

________________________________________________________________________________
June 30, 2003
                                      1

________________________________________________________________________________
                                      [_]


Current Investment Climate
The first six months of 2003 brought some relief for U.S. stock market investors who have been mired in the three-year bear market. Low interest rates, the prospect of stronger than expected second quarter profit growth and the swift progress of the war in Iraq buoyed investor expectations.

Low inflation and low interest rates continued to be focal points for the U.S. economy during this time period. In March, the Federal Reserve Board (the "Fed") provided another 0.25% cut to the federal funds rate to create an economic stimulus in response to the slow economic growth in the U.S. In May, the Fed also warned about the prospect of deflation, and signaled that interest rates would remain low for the foreseeable future.

Improvements were also seen in corporate profits as many companies continued to cut expenses and postpone investment spending as long as possible. This led to modestly higher profits during the period and the prospect for continued profit growth in the year ahead.

By far the biggest influence on the overall market performance, however, was news from the war in Iraq. With each report of perceived military success, U.S. stocks pushed forward, and this trend continued through the end of the semi-annual period.

Sierra Club Funds Performance
For the six months ended June 30, 2003, the Sierra Club Stock Fund had a return of 15.50%*, which outperformed the 10.76% return of the S&P 500 Index. The Sierra Club Balanced Fund return was up 8.10%* during the period, we believe as a result of its more conservative mix of stocks and bonds.

Sierra Club Success
I think few people would deny that the threats to our environment today are as great as ever. During the first six months of the year, the Sierra Club had some important successes in their efforts to protect our planet.

For example, the 11th Circuit Court of Appeals ruled in the Sierra Club's favor on June 17, rejecting the Clean Air Act "state implementation plan" for the greater Atlanta region in Georgia. The court found that the Bush

________________________________________________________________________________
                                                                  June 30, 2003
                                      2

________________________________________________________________________________
                                      [_]

administration unlawfully extended the deadline for air-quality attainment in Atlanta without imposing the required, more stringent pollution controls. As a result of this victory, the state of Georgia and the U.S. Environmental Protection Agency (the "EPA") must reclassify Atlanta from a "serious" ozone
(smog) nonattainment area to a "severe" nonattainment area. "The reclassification triggers stronger clean-up measures, including holding the line on the number of miles driven in metro Atlanta," says Pat Gallagher, director of the Sierra Club's Environmental Law Program. "Tailpipe emissions are the region's single largest source of ozone pollution." The victory is the latest in a series of lawsuits challenging the Bush EPA's unlawful postponement of Clean Air Act deadlines for numerous cities across the U.S. The Sierra Club has won similar cases now in Washington D.C., St. Louis, and Beaumont/Port Arthur, Texas.

In the future, we will be providing more information in our shareholder letters and on our web site about how the Sierra Club is helping to make a difference for our planet. As an investor in the Sierra Club Funds, I want to thank you for your contribution to their efforts. Not only are you not investing in environmental offenders, but a portion of the revenues received by Forward Management, the investment adviser of the Funds, are used to support Sierra Club programs.

Sincerely,

J. Alan Reid
President
Sierra Club Mutual Funds


* performance is cumulative, not annualized


________________________________________________________________________________
June 30, 2003
                                      3

________________________________________________________________________________

Sierra Club Stock Fund
Portfolio of Investments (Unaudited)

                                                             Value
           Shares                                           (Note 2)
           ------                                          ----------
           COMMON STOCKS - 85.13%
                  Airlines - 1.05%
           2,350  Southwest Airlines Co................... $   40,420
                                                           ----------
                  Banking - 2.24%
             450  Bank of America Corp....................     35,564
           1,000  Wells Fargo & Co........................     50,400
                                                           ----------
                                                               85,964
                                                           ----------
                  Broadcasting - 2.33%
           1,250  Clear Channel Communications, Inc.*.....     52,988
           1,200  Univision Communications, Inc., Class A*     36,480
                                                           ----------
                                                               89,468
                                                           ----------
                  Business Services - 1.66%
             600  Omnicom Group, Inc......................     43,020
           1,100  Robert Half International, Inc.*........     20,834
                                                           ----------
                                                               63,854
                                                           ----------
                  Consumer Discretionary - 2.69%
             800  Avon Products, Inc......................     49,760
           1,600  Estee Lauder Cos., Inc., Class A........     53,648
                                                           ----------
                                                              103,408
                                                           ----------
                  Diversified Industrial - 1.71%
           1,000  Illinois Tool Works, Inc.                    65,850
                                                           ----------
                  Energy - 1.26%
           3,100  American Power Conversion Corp..........     48,329
                                                           ----------
                  Financial Services - 19.69%
             900  Ambac Financial Group, Inc..............     59,625
             694  Bear Stearns Cos., Inc..................     50,259
             700  Countrywide Financial Corp..............     48,699
           1,100  Deluxe Corp.............................     49,280
           1,300  Doral Financial Corp....................     58,045
             194  Fannie Mae..............................     13,083
           1,625  Fidelity National Financial, Inc........     49,985

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      4

________________________________________________________________________________

                                                         Sierra Club Stock Fund
                                           Portfolio of Investments (Unaudited)

                                                             Value
          Shares                                            (Note 2)
          ------                                           ----------
                 Financial Services (continued)
          1,800  First American Corp...................... $   47,430
            700  Freddie Mac..............................     35,539
          1,900  IndyMac Bancorp, Inc.....................     48,298
          1,050  Marsh & McLennan Cos., Inc...............     53,624
            900  MGIC Investment Corp.....................     41,976
            100  Moody's Corp.............................      5,271
          1,350  Northern Trust Corp......................     56,416
          5,500  Schwab (Charles) Corp....................     55,495
            900  SLM Corp.................................     35,253
          1,300  Torchmark Corp...........................     48,425
                                                           ----------
                                                              756,703
                                                           ----------
                 Health Care - 15.31%
          1,300  AdvancePCS*..............................     49,699
            750  Amgen, Inc.*.............................     49,830
            850  Becton, Dickinson and Co.................     33,023
          1,200  Coventry Health Care, Inc.*..............     55,392
          1,300  Gilead Sciences, Inc.*...................     72,254
          1,700  Health Net, Inc.*........................     56,015
            900  Medicis Pharmaceutical Corp., Class A....     51,030
            650  Medtronic, Inc...........................     31,180
          1,700  Mylan Laboratories, Inc..................     59,109
          1,600  PacifiCare Health Systems, Inc.*.........     78,928
          1,032  UnitedHealth Group, Inc..................     51,858
                                                           ----------
                                                              588,318
                                                           ----------
                 Hotels and Gaming - 1.15%
            100  Harrah's Entertainment, Inc.*............      4,024
          1,400  Starwood Hotels & Resorts Worldwide, Inc.     40,026
                                                           ----------
                                                               44,050
                                                           ----------
                 Publishing - 0.80%
            400  Gannett Co., Inc.........................     30,724
                                                           ----------

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      5

________________________________________________________________________________

Sierra Club Stock Fund
Portfolio of Investments (Unaudited)

                                                            Value
            Shares                                         (Note 2)
            ------                                        ----------
                    Real Estate Investment Trusts - 2.56%
               200  AMB Property Corp.................... $    5,634
             4,200  HRPT Properties Trust................     38,640
             2,600  Reckson Associates Realty Corp.......     54,236
                                                          ----------
                                                              98,510
                                                          ----------
                    Retail - 8.59%
             2,800  American Eagle Outfitters, Inc.*.....     51,352
               850  Bed Bath & Beyond, Inc.*.............     32,988
             1,639  Best Buy Co., Inc.*..................     71,985
             1,250  Costco Wholesale Corp.*..............     45,750
             1,200  Ross Stores, Inc.....................     51,288
             1,900  Starbucks Corp.*.....................     46,588
             1,000  Walgreen Co..........................     30,100
                                                          ----------
                                                             330,051
                                                          ----------
                    Technology - 20.52%
             1,009  Analog Devices, Inc.*................     35,133
             4,450  Applied Materials, Inc.*.............     70,577
             3,200  Citrix Systems, Inc.*................     65,152
             1,597  Dell Computer Corp.*.................     51,040
             3,650  EMC Corp.*...........................     38,215
               850  Intuit, Inc.*........................     37,851
               800  Maxim Integrated Products, Inc.......     27,352
             2,380  Microsoft Corp.......................     60,952
             3,600  Novellus Systems, Inc.*..............    131,836
             2,800  Oracle Corp.*........................     33,656
            13,900  Sun Microsystems, Inc.*..............     63,940
             1,500  SunGard Data Systems, Inc.*..........     38,865
             2,600  Tektronix, Inc.*.....................     56,160
             1,600  VERITAS Software Corp.*..............     45,872
             1,250  Xilinx, Inc.*........................     31,638
                                                          ----------
                                                             788,239
                                                          ----------

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      6

________________________________________________________________________________

                                                         Sierra Club Stock Fund
                                           Portfolio of Investments (Unaudited)

                                                           Value
             Shares                                       (Note 2)
             ------                                      ----------
                    Telecommunications - 1.91%
             2,750  BellSouth Corp.                      $   73,232
                                                         ----------
                    Transportation - 1.66%
             1,000  United Parcel Service, Inc., Class B     63,700
                                                         ----------
                    Total Common Stocks.................  3,270,820
                                                         ----------
                    (Cost $2,720,993)
             TOTAL INVESTMENTS - 85.13%.................  3,270,820
                                                         ----------
             (Cost $2,720,993)
             NET OTHER ASSETS AND LIABILITIES - 14.87%..    571,227
                                                         ----------
             NET ASSETS - 100.00%....................... $3,842,047
                                                         ==========

------------------
*  Non-income producing security.

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      7

________________________________________________________________________________

Sierra Club Balanced Fund
Portfolio of Investments (Unaudited)

                                                             Value
          Shares                                            (Note 2)
          ------                                           -----------
          COMMON STOCKS - 60.98%
                  Airlines - 0.74%
          10,450  Southwest Airlines Co................... $   179,740
                                                           -----------
                  Banking - 1.48%
           2,000  Bank of America Corp....................     158,060
           4,000  Wells Fargo & Co........................     201,600
                                                           -----------
                                                               359,660
                                                           -----------
                  Broadcasting - 1.72%
           5,550  Clear Channel Communications, Inc.*.....     235,265
           6,000  Univision Communications, Inc., Class A*     182,400
                                                           -----------
                                                               417,665
                                                           -----------
                  Business Services - 1.18%
           2,700  Omnicom Group, Inc......................     193,590
           5,000  Robert Half International, Inc.*........      94,700
                                                           -----------
                                                               288,290
                                                           -----------
                  Consumer Discretionary - 1.89%
           3,550  Avon Products, Inc......................     220,810
           7,100  Estee Lauder Cos., Inc., Class A........     238,063
                                                           -----------
                                                               458,873
                                                           -----------
                  Diversified Industrial - 1.20%
           4,450  Illinois Tool Works, Inc................     293,032
                                                           -----------
                  Energy - 0.94%
          14,600  American Power Conversion Corp..........     227,614
                                                           -----------
                  Financial Services - 14.21%
           2,500  Ambac Financial Group, Inc..............     165,625
           3,200  Bear Stearns Cos., Inc..................     231,744
           3,400  Countrywide Financial Corp..............     236,538
           5,100  Deluxe Corp.............................     228,480
           6,100  Doral Financial Corp....................     272,365
           7,750  Fidelity National Financial, Inc........     238,390
           8,700  First American Corp.....................     229,245

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      8

________________________________________________________________________________

                                                      Sierra Club Balanced Fund
                                           Portfolio of Investments (Unaudited)

                                                             Value
         Shares                                             (Note 2)
         ------                                            -----------
                 Financial Services (continued)
          3,000  Freddie Mac.............................. $   152,310
          8,500  IndyMac Bancorp, Inc.....................     216,070
          4,650  Marsh & McLennan Cos., Inc...............     237,476
          4,200  MGIC Investment Corp.....................     195,888
          3,300  Moody's Corp.............................     173,943
          6,000  Northern Trust Corp......................     250,740
         24,000  Schwab (Charles) Corp....................     242,160
          4,200  SLM Corp.................................     164,514
          6,000  Torchmark Corp...........................     223,500
                                                           -----------
                                                             3,458,988
                                                           -----------
                 Health Care - 10.58%
          3,800  AdvancePCS*..............................     145,274
          2,600  Amgen, Inc.*.............................     172,744
          3,800  Becton, Dickinson and Co.................     147,630
          5,900  Coventry Health Care, Inc.*..............     272,344
          5,800  Gilead Sciences, Inc.*...................     322,364
          8,400  Health Net, Inc.*........................     276,780
          4,100  Medicis Pharmaceutical Corp., Class A....     232,470
          2,900  Medtronic, Inc...........................     139,113
          7,900  Mylan Laboratories, Inc..................     274,683
          7,300  PacifiCare Health Systems, Inc.*.........     360,109
          4,600  UnitedHealth Group, Inc..................     231,150
                                                           -----------
                                                             2,574,661
                                                           -----------
                 Hotels and Gaming - 1.24%
          3,600  Harrah's Entertainment, Inc.*............     144,864
          5,500  Starwood Hotels & Resorts Worldwide, Inc.     157,245
                                                           -----------
                                                               302,109
                                                           -----------
                 Publishing - 0.57%
          1,800  Gannett Co., Inc.........................     138,258
                                                           -----------

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      9

________________________________________________________________________________

Sierra Club Balanced Fund
Portfolio of Investments (Unaudited)

                                                           Value
           Shares                                         (Note 2)
           ------                                        -----------
                   Real Estate Investment Trusts - 2.35%
            5,200  AMB Property Corp.................... $   146,484
           18,900  HRPT Properties Trust................     173,880
           12,100  Reckson Associates Realty Corp.......     252,406
                                                         -----------
                                                             572,770
                                                         -----------
                   Retail - 5.77%
            7,800  American Eagle Outfitters, Inc.*.....     143,052
            3,800  Bed Bath & Beyond, Inc.*.............     147,478
            6,450  Best Buy Co., Inc.*..................     283,284
            6,000  Costco Wholesale Corp.*..............     219,600
            5,900  Ross Stores, Inc.....................     252,166
            8,450  Starbucks Corp.*.....................     207,194
            5,000  Walgreen Co..........................     150,500
                                                         -----------
                                                           1,403,274
                                                         -----------
                   Technology - 14.61%
            4,500  Analog Devices, Inc.*................     156,690
           19,800  Applied Materials, Inc.*.............     314,028
           14,900  Citrix Systems, Inc.*................     303,364
            7,100  Dell Computer Corp.*.................     226,916
           16,200  EMC Corp.*...........................     169,614
            3,500  Intuit, Inc.*........................     155,855
            3,500  Maxim Integrated Products, Inc.......     119,665
           10,600  Microsoft Corp.......................     271,466
           16,550  Novellus Systems, Inc.*..............     606,078
           11,750  Oracle Corp.*........................     141,235
           65,600  Sun Microsystems, Inc.*..............     301,760
            7,000  SunGard Data Systems, Inc.*..........     181,370
           12,200  Tektronix, Inc.*.....................     263,520
            7,100  VERITAS Software Corp.*..............     203,557
            5,550  Xilinx, Inc.*........................     140,470
                                                         -----------
                                                           3,555,588
                                                         -----------

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      10

________________________________________________________________________________

                                                      Sierra Club Balanced Fund
                                           Portfolio of Investments (Unaudited)

                                                              Value
          Shares                                             (Note 2)
         ---------                                          -----------
                    Telecommuncations - 1.34%
            12,200  BellSouth Corp......................... $   324,886
                                                            -----------
                    Transportation - 1.16%
             4,450  United Parcel Service, Inc. Class B....     283,465
                                                            -----------
                    Total Common Stocks....................  14,838,873
                                                            -----------
                    (Cost $12,857,488)

           Par
          Value
         ---------
         U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 27.57%
                    Federal National Mortgage Corp. - 8.76%
         1,250,000  3.500%, due 09/15/04...................   1,285,680
           415,000  1.875%, due 12/15/04...................     418,887
           225,000  3.100%, due 07/28/06...................     227,474
           200,000  3.350%, due 01/24/07...................     200,243
                                                            -----------
                                                              2,132,284
                                                            -----------
                    Federal Home Loan Bank - 7.84%
           225,000  3.375%, due 11/15/04...................     231,680
           300,000  3.000%, due 08/15/05...................     309,277
           225,000  3.500%, due 11/15/07...................     235,023
           225,000  3.375%, due 02/15/08...................     233,511
           200,000  4.250%, due 11/13/09...................     212,803
           200,000  3.750%, due 04/01/10...................     205,345
           250,000  3.375%, due 05/14/10...................     250,261
           225,000  4.320%, due 08/19/10...................     228,062
                                                            -----------
                                                              1,905,962
                                                            -----------
                    Federal Farm Credit Bank - 7.22%
           500,000  3.875%, due 12/15/04...................     518,997
           250,000  2.250%, due 09/01/06...................     252,816
           225,000  5.900%, due 12/17/08...................     240,673
           200,000  4.000%, due 12/30/09...................     209,426
           200,000  4.500%, due 02/18/10...................     200,695

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      11

________________________________________________________________________________

Sierra Club Balanced Fund
Portfolio of Investments (Unaudited)


           Par                                               Value
          Value                                             (Note 2)
         -------                                           -----------
                  Federal Farm Credit Bank (continued)
          75,000  3.680%, due 03/24/10.................... $    76,729
         250,000  3.875%, due 05/07/10....................     257,985
                                                           -----------
                                                             1,757,321
                                                           -----------
                  Federal Home Loan Mortgage Corp. - 3.75%
         200,000  3.500%, due 01/07/08....................     202,170
         500,000  3.000%, due 07/15/04....................     509,791
         200,000  2.850%, due 10/21/05....................     201,114
                                                           -----------
                                                               913,075
                                                           -----------
                  Total U.S. Government and Agency
                  Obligations.............................   6,708,642
                                                           -----------
                  (Cost $6,635,750)
         CORPORATE NOTES AND BONDS - 5.85%
                  Finance - 4.34%
                  Bank of America Corp.
         150,000  5.750%, due 03/01/04....................     154,542
         100,000  4.750%, due 10/15/06....................     107,876
         200,000  Bear Stearns Co., Inc.
                  3.000%, due 03/30/06....................     205,305
         225,000  SLM Corp.
                  3.625%, due 03/17/08....................     231,181
         200,000  U.S. Bancorp
                  3.125%, due 03/15/08....................     201,991
         150,000  Wells Fargo Co.
                  3.500%, due 04/04/08....................     154,902
                                                           -----------
                                                             1,055,797
                                                           -----------
                  Health Care - 0.86%
         200,000  Cardinal Health, Inc.
                  4.450%, due 06/30/05....................     210,462
                                                           -----------
                  Publishing - 0.65%
         150,000  Gannett Co., Inc.
                  4.950%, 04/01/05........................     158,619
                                                           -----------
                  Total Corporate Notes and Bonds.........   1,424,878
                                                           -----------
                  (Cost $1,415,700)

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      12

________________________________________________________________________________

                                                      Sierra Club Balanced Fund
                                           Portfolio of Investments (Unaudited)

                 Par                                     Value
                Value                                   (Note 2)
              ---------                                -----------
              SHORT TERM INVESTMENTS - 4.11%
                         U.S. Treasury Bills** - 4.11%
              1,000,000  1.244%, due 07/03/03......... $   999,960
                                                       -----------
                         Total Short Term Investments
                         (Cost $999,932)
              TOTAL INVESTMENTS - 98.51%..............  23,972,353
                                                       -----------
              (Cost $21,908,870)
              NET OTHER ASSETS AND LIABILITIES - 1.49%     362,161
                                                       -----------
              NET ASSETS - 100.00%.................... $24,334,514
                                                       ===========

------------------
*  Non-income producing security.
** Represents annualized yield at date of purchase.

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      13

________________________________________________________________________________

Statement of Assets and Liabilities (Unaudited)

                                              Sierra Club  Sierra Club
                                              Stock Fund  Balanced Fund
                                              ----------- -------------
         ASSETS:
           Investments, at value............. $3,270,820   $23,972,353
           Cash and cash equivalents.........    580,835       253,526
           Receivable for maturities.........         --       594,020
           Receivable from adviser...........     13,883        13,834
           Interest and dividend receivable..      1,293        83,246
           Prepaid expenses..................        721         5,126
                                              ----------   -----------
            Total Assets.....................  3,867,552    24,922,105
                                              ----------   -----------
         LIABILITIES:
           Payable for investments purchased.         --       576,799
           Accrued expenses and other
            liabilities......................     25,505        10,792
                                              ----------   -----------
            Total Liabilities................     25,505       587,591
                                              ----------   -----------
         NET ASSETS.......................... $3,842,047   $24,334,514
                                              ==========   ===========
         NET ASSETS consist of:
           Paid-in capital (Note 4).......... $3,472,631   $22,465,824
           Accumulated net investment loss...    (13,166)      (53,955)
           Accumulated net realized loss on
            investments......................   (167,245)     (140,838)
           Net unrealized appreciation on
            investments......................    549,827     2,063,483
                                              ----------   -----------
         Total Net Assets.................... $3,842,047   $24,334,514
                                              ==========   ===========
         Investments, at Cost................ $2,720,993   $21,908,870
         Pricing of Shares
           Net Asset Value, offering, and
            redemption price per share....... $     9.09   $     10.81
           Net Assets........................ $3,842,047   $24,334,514
           Shares of beneficial interest
            outstanding......................    422,850     2,250,801

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      14

________________________________________________________________________________

                                                        Statement of Operations
                             For the Six Months Ended June 30, 2003 (Unaudited)


                                            Sierra Club    Sierra Club
                                            Stock Fund  Balanced Fund/(1)/
                                            ----------- -----------------
     INVESTMENT INCOME:
       Interest............................  $    644      $   91,368
       Dividends...........................     8,205          48,164
                                             --------      ----------
        Total investment income............     8,849         139,532
                                             --------      ----------
     EXPENSES:
       Investment advisory fee.............    11,965          98,847
       Administration fee..................     1,130          15,807
       Custodian fee.......................    21,915          11,962
       Fund accounting fee.................    25,981          22,694
       Legal and audit fee.................    14,984          44,578
       Transfer agent fee..................     9,610           8,459
       Directors' fees and expenses........       259           3,675
       Printing fees.......................     1,704           1,633
       Registration/filing fees............     6,056           7,663
       Report to shareholder fees..........     1,574           7,999
       Distribution and service fees.......     1,675          28,392
       Other...............................     2,604           3,093
                                             --------      ----------
        Total expenses before waiver.......    99,457         254,802
        Less fees waived/reimbursed by
         investment adviser................   (77,442)        (61,315)
                                             --------      ----------
        Total net expenses.................    22,015         193,487
                                             --------      ----------
     NET INVESTMENT LOSS...................   (13,166)        (53,955)
                                             --------      ----------
     Net realized gain/(loss) on
      investments..........................    10,213        (140,838)
     Net change in unrealized appreciation/
      (depreciation) on investments........   522,649       2,063,483
                                             --------      ----------
     NET REALIZED AND UNREALIZED
      GAIN ON INVESTMENTS..................   532,862       1,922,645
                                             --------      ----------
     NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS............  $519,696      $1,868,690
                                             ========      ==========

------------------
(1) The Fund commenced operations on January 1, 2003.

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      15

________________________________________________________________________________

Statement of Changes in Net Assets

                                               Sierra Club Stock Fund
                                           -----------------------------
                                           Six Months Ended   Year Ended
                                            June 30, 2003    December 31,
                                             (Unaudited)         2002
                                           ---------------- ------------
      Operations:
        Net investment loss...............    $  (13,166)   $    (76,022)
        Net realized gain/(loss) on
         investments......................        10,213      (4,875,714)
        Net change in unrealized
         appreciation/(depreciation) on
         investments......................       522,649        (894,478)
                                              ----------    ------------
        Net increase/(decrease) in net
         assets resulting from
         operations.......................       519,696      (5,846,214)
                                              ----------    ------------
      Share Transactions:
        Proceeds from sale of shares......     3,016,357          83,529
        Cost of shares redeemed, net of
         redemption fees (Note 4).........      (212,207)    (19,621,952)*
                                              ----------    ------------
        Net increase/(decrease) from
         share transactions...............     2,804,150     (19,538,423)
                                              ----------    ------------
        Net increase/(decrease) in net
         assets...........................     3,323,846     (25,384,637)
                                              ----------    ------------
      NET ASSETS:
        Beginning of period...............       518,201      25,902,838
                                              ----------    ------------
        End of period (including
         accumulated net investment
         loss of $13,166 and $0,
         respectively)....................    $3,842,047    $    518,201
                                              ==========    ============
      OTHER INFORMATION:
      Share Transactions:
        Sold..............................       382,982           8,931
        Redeemed..........................       (26,004)     (2,453,076)
                                              ----------    ------------
        Net increase/(decrease) in shares
         outstanding......................       356,978      (2,444,145)
                                              ==========    ============

------------------
*  Includes in-kind redemption of $19,199,636.


________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      16

________________________________________________________________________________

                                                           Sierra Club
                                                        Balanced Fund/(1)/
                                                        -----------------
                                                        Six Months Ended
                                                          June 30, 2003
                                                           (Unaudited)
                                                        -----------------
     Operations:
       Net investment loss.............................    $   (53,955)
       Net realized loss on investments................       (140,838)
       Net change in unrealized appreciation/
        (depreciation) on investments..................      2,063,483
                                                           -----------
       Net increase in net assets resulting from
        operations.....................................      1,868,690
                                                           -----------
     Share Transactions:
       Proceeds from sale of shares....................     22,467,324
       Cost of shares redeemed, net of redemption fees
        (Note 4).......................................         (1,500)
                                                           -----------
       Net increase from share transactions............     22,465,824
                                                           -----------
       Net increase in net assets......................     24,334,514
                                                           -----------
     NET ASSETS:
       Beginning of period.............................             --
                                                           -----------
       End of period (including accumulated net
        investment loss of $53,955)....................    $24,334,514
                                                           ===========
     OTHER INFORMATION:
     Share Transactions:
       Sold............................................      2,250,952
       Redeemed........................................           (151)
                                                           -----------
       Net increase in shares outstanding..............      2,250,801
                                                           ===========

------------------
(1) The Fund commenced operations on January 1, 2003.

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      17

________________________________________________________________________________

Financial Highlights
For a Share outstanding throughout the periods presented.

                                            Sierra Club Stock Fund
                                  ----------------------------------------
                                  Six Months Ended  Year Ended   Year Ended
                                   June 30, 2003   December 31, December 31,
                                    (Unaudited)        2002         2001
                                  ---------------- ------------ ------------
   Net Asset Value, Beginning of
    Period.......................      $ 7.87        $ 10.32      $ 11.96
   Income/(loss) from Operations:
    Net investment income/
     (loss)......................       (0.03)         (1.15)       (0.02)
    Net realized and unrealized
     gain/(loss) on
     investments.................        1.25          (1.30)       (1.62)
                                       ------        -------      -------
      Total from Operations......        1.22          (2.45)       (1.64)
                                       ------        -------      -------
   Less Distributions:
    From net investment
     income......................          --             --           --
    In Excess of net investment
     income......................          --             --           --
    From capital gains...........          --             --           --
    Tax return of capital........          --             --           --
                                       ------        -------      -------
      Total Distributions:.......          --             --           --
                                       ------        -------      -------
   Redemption fees added to paid
    in capital (Note 4)..........        --  +          --  +          --
                                       ------        -------      -------
   Net increase/(decrease) in net
    asset value..................        1.22          (2.45)       (1.64)
                                       ------        -------      -------
   Net Asset Value, End of
    Period.......................      $ 9.09        $  7.87      $ 10.32
                                       ======        =======      =======
   Total Return..................       15.50%        (23.74)%     (13.71)%
   Ratios/Supplemental Data:
    Net Assets, End of Period
     (000's).....................      $3,842        $   518      $25,903
   Ratios to average net assets:
    Net investment income/
     (loss) including
     reimbursement/waiver........       (1.10)%*       (0.34)%      (0.15)%
    Operating expenses
     including reimbursement/
     waiver......................        1.84%*         1.86%        1.50%
    Operating expenses
     excluding reimbursement/
     waiver......................        8.31%*         1.96%        1.91%
   Portfolio turnover rate.......          37%            88%          73%

------------------
* Annualized except for total return and portfolio turnover rate. + Amount represents less than $0.01 per share.

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      18

________________________________________________________________________________

                                                           Financial Highlights
                      For a Share outstanding throughout the periods presented.

                                               Sierra Club Stock Fund
                                       ------------------------------------
                                        Year Ended   Year Ended  Period Ended
                                       December 31, December 31, December 31,
                                           2000         1999      1998/(a)/
                                       ------------ ------------ ------------
  Net Asset Value, Beginning of
   Period.............................   $ 14.38      $ 12.08      $ 10.00
  Income/(loss) from Operations:
   Net investment income/(loss).......      0.01          -- +        0.01
   Net realized and unrealized gain/
    (loss) on investments.............     (0.53)        2.36         2.08
                                         -------      -------      -------
     Total from Operations............     (0.52)        2.36         2.09
                                         -------      -------      -------
  Less Distributions:
   From net investment income.........     (0.01)         -- +       (0.01)
   In Excess of net investment
    income............................        --           --         --  +
   From capital gains.................     (1.89)       (0.06)          --
   Tax return of capital..............       -- +          --           --
                                         -------      -------      -------
     Total Distributions:.............     (1.90)       (0.06)       (0.01)
                                         -------      -------      -------
  Redemption fees added to paid in
   capital (Note 4)...................        --           --           --
                                         -------      -------      -------
  Net increase/(decrease) in net asset
   value..............................     (2.42)        2.30         2.08
                                         -------      -------      -------
  Net Asset Value, End of Period......   $ 11.96      $ 14.38      $ 12.08
                                         =======      =======      =======
  Total Return........................     (3.81)%      19.50%       20.93%
  Ratios/Supplemental Data:
   Net Assets, End of Period
    (000's)...........................   $29,833      $40,432      $36,407
  Ratios to average net assets:
   Net investment income/(loss)
    including reimbursement/
    waiver............................      0.06%       (0.02)%       0.24%*
   Operating expenses including
    reimbursement/waiver..............      1.48%        1.40%        1.40%*
   Operating expenses excluding
    reimbursement/waiver..............      1.79%        1.46%        1.60%*
  Portfolio turnover rate.............       105%          30%          26%

------------------
 * Annualized except for total return and portfolio turnover rate. + Amount represents less than $0.01 per share.
(a) The Fund commenced operations on October 1, 1998.

________________________________________________________________________________
June 30, 2003                                  See Notes to Financial Statements
                                      19

________________________________________________________________________________

Financial Highlights
For a Share outstanding throughout the periods presented.

                                                         Sierra Club
                                                      Balanced Fund/(1)/
                                                      -----------------
                                                      Six Months Ended
                                                        June 30, 2003
                                                         (Unaudited)
                                                      -----------------
       Net Asset Value, Beginning of Period..........      $ 10.00
       Income/(loss) from Operations:
         Net investment loss.........................        (0.02)
         Net realized and unrealized gain on
          investments................................         0.83
                                                           -------
          Total from Operations......................         0.81
                                                           -------
       Redemption fees added to paid in capital
        (Note 4).....................................         --  +
                                                           -------
       Net increase in net asset value...............         0.81
                                                           -------
       Net Asset Value, End of Period................      $ 10.81
                                                           =======
       Total Return..................................         8.10%
       Ratios/Supplemental Data:
         Net Assets, End of Period (000's)...........      $24,335
       Ratios to average net assets:
         Net investment income/(loss) including
          reimbursement/waiver.......................        (0.51)%*
         Operating expenses including reimbursement/
          waiver.....................................         1.84%*
         Operating expenses excluding reimbursement/
          waiver.....................................         2.42%*
       Portfolio turnover rate.......................           22%

------------------
 * Annualized except for total return and portfolio turnover rate. + Amount represents less than $0.01 per share.
(1) The Fund commenced operations on January 1, 2003.

________________________________________________________________________________
See Notes to Financial Statements                                  June 30, 2003
                                      20

________________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)


1.  Organization
Forward Funds, Inc. (the "Company") was incorporated in Maryland on October 3, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At June 30, 2003, the Company offered six investment portfolios. This semi-annual report describes two portfolios offered by the Company. The accompanying financial statements and financial highlights are those of the Sierra Club Stock Fund (the "Stock Fund") (formerly the Forward U.S. Equity Fund) and the Sierra Club Balanced Fund (the "Balanced Fund") (each a "Fund" and collectively the "Funds"). The financial statements and financial highlights of the Company's other investment portfolios are disclosed in a separate semi-annual report. The Sierra Club Balanced Fund commenced operations on January 1, 2003. Each Fund is a diversified portfolio as defined under the 1940 Act.

The Stock Fund seeks to achieve high total return by investing in stocks that meet environmental and social criteria. The Balanced Fund seeks to achieve a competitive total return through capital appreciation and current income. The Fund actively manages a portfolio of stocks and fixed-income securities that satisfy environmental and social criteria.

2.  Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation: Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the mean of the closing bid and asked

________________________________________________________________________________
June 30, 2003
                                      21

________________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)

price. Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last quoted sale price of such securities on their respective exchanges. Investments in short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates fair value. All other securities and other assets are carried at their fair value as determined in good faith by or under the direction of the Board of Directors. The Funds generally value their holdings, including fixed income securities, through the use of independent pricing agents, except for securities for which a ready market does not exist, which are valued under the direction of the Board of Directors or by the Sub-Advisors using methodologies approved by the Board of Directors.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Distributions to Shareholders: Dividends from net investment income are declared and paid annually for the Stock Fund and quarterly for the Balanced Fund. Net realized capital gains, if any, are distributed at least annually.

________________________________________________________________________________
                                                                  June 30, 2003
                                      22

________________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)


Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

Federal Income Taxes: The Company treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed-Delivery Transactions: The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed-

________________________________________________________________________________
June 30, 2003
                                      23

________________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)

delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause a Fund to miss an advantageous price or yield.

3.  Transactions with Affiliates
The Company has entered into an investment advisory agreement with Forward Management, LLC ("Forward" or the "Advisor") pursuant to which Forward provides investment advisory services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates based on each Fund's average daily net assets: Stock Fund, 1.00%; and the Balanced Fund, 0.94%.

Forward has entered into an investment sub-advisory agreement with each of Harris Bretall Sullivan & Smith L.L.C. ("Harris Bretall") and New York Life Investment Management LLC ("NYLIM") for the Stock Fund and Balanced Fund. Harris Bretall and NYLIM manage roughly equal portions of each Fund's assets. Pursuant to an agreement, Harris Bretall provides investment sub-advisory services to the Funds and is entitled to receive a fee from Forward calculated daily and payable monthly at the following annual rates based on each Fund's average daily net assets: the Stock Fund, 0.45% on the first $100 million, 0.40% on the next $150 million, 0.35% on the next $250 million, and 0.30% on assets over $500 million; the Balanced Fund, 0.41% on the first $100 million, 0.32% on the next $150 million, 0.27% on the next $250 million, and 0.24% on assets over $500. Pursuant to an agreement, NYLIM provides investment sub-advisory services to the Funds and is entitled to receive a fee from Forward calculated daily and payable monthly at the following annual rates based on each Fund's average daily net assets: the Stock Fund, 0.45% on the first $100 million, 0.40% on the next $150 million, 0.35% on the next $250 million and 0.30% on assets over $500 million; the Balanced Fund, 0.37% on the first $100 million, 0.32% on the next $150 million, 0.27% on the next $250 million, and 0.22% on assets over $500 million.

Waiver of Fees
The Advisor has agreed to voluntarily waive a portion of its fees and/or reimburse certain expenses. These voluntary waivers and/or

________________________________________________________________________________
                                                                  June 30, 2003
                                      24

________________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)

reimbursements will continue until at least January 1, 2004. As a result of such waivers, the aggregate net expenses (as a percentage of net assets) for the six months ended June 30, 2003 have been limited to 1.84% for the Stock Fund and Balanced Fund. Any waiver or reimbursement by the Advisor is subject to recoupment from the Fund within the three years following the year in which the expense was incurred, to the extent such recoupment would not cause total expenses to exceed any current expense limitation.

For the six months ended June 30, 2003, the fee waivers and/or reimbursements were as follows:

                                Fees     Expenses
                              Waived by Reimbursed
                     Fund      Advisor  by Advisor  Total
                     ----     --------- ---------- -------
                     Stock     $11,965   $65,477   $77,442
                     Balanced   61,315        --    61,315

During the six months ended June 30, 2003, the Advisor did not recoup any waived fees or reimbursed expenses.

At June 30, 2003, the balance of recoupable expenses for each Fund was:

                                                   Six
                                                  Months
                                                  Ended
                                                 June 30,
              Fund       2000     2001    2002     2003    Total
              ----     -------- -------- ------- -------- --------
              Stock    $102,206 $109,507 $22,300 $77,442  $311,455
              Balanced       --       --      --  61,315    61,315

Distribution Plan
The Investor Class shares of the Funds have a Distribution Plan pursuant to Rule 12b-1 for which up to 0.25% of each Fund's average daily net assets may be used to pay distribution fees. In addition, the Investor Class shares of the Funds have a Shareholder Servicing Plan which may be used to pay shareholder servicing fees at an annual rate of up to 0.10% of each Fund's average net assets. The expenses of the Distribution and Shareholder

________________________________________________________________________________
June 30, 2003
                                      25

________________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)

Servicing Plans are reflected as distribution and service fees in the Statement of Operations.

PFPC Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

The Company has entered into an administration agreement with PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Financial Services Group, Inc. PFPC also serves as the Company's transfer agent and dividend paying agent.

Directors
Overall responsibility for oversight of the Funds rests with the Directors of the Company. There are currently six directors, four of whom are not "interested persons" of the Company within the meaning of that term under the 1940 Act. Each non-interested Director receives $3,625 ($1,813 by telephone) per regular meeting and $1,500 for each special meeting attended in person ($750 by telephone). Interested directors and officers do not receive any compensation by the Funds.

4.  Shares of Beneficial Interest
The authorized capital stock of the Company consists of one billion four hundred million (1,400,000,000) shares of two classes of common stock having a par value of $0.001 per share. The Stock Fund and Balanced Fund currently offer only one class of shares called Investor Class shares. Holders of shares of the Funds of the Company have one vote for each share held, and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

Shares exchanged or redeemed within 60 days or less of the purchase date will incur a fee of 2.00% of the total redemption amount. Such redemption fees are reflected in the "cost of shares redeemed" in the Statement of Changes in Net Assets.

________________________________________________________________________________
                                                                  June 30, 2003
                                      26

________________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)


The following entities owned of record or beneficially, as of June 30, 2003, 5% or greater of any class of the Funds outstanding equity securities:

           Fund                     Name                  Percentage
           ----                     ----                  ----------
           Stock    Sierra Club Life Member Stock Fund      76.94%
                    Charles Schwab & Co., Inc.               6.91%
                    Sierra Club Unrestricted Stock Fund      6.50%
           Balanced Sutton Place Associates LLC             86.64%
                    Sierra Club Life Member Balanced Fund   11.44%

5.  Purchases and Sales of Investments
The cost of investments purchased and proceeds from investments sold, excluding U.S. government and short-term investments, for the six months ended June 30, 2003, were as follows:

                          Cost of Investments  Proceeds from
                 Fund          Purchased      Investments Sold
                 ----     ------------------- ----------------
                 Stock        $ 3,003,837        $  706,917
                 Balanced      24,501,003         4,016,503

6.  Tax Basis Information
Reclassifications
For the year ended December 31, 2002, reclassifications were made to the Stock Fund to decrease accumulated net investment loss for $76,022 and to decrease accumulated net realized loss on investments for $7,080,612 with an offsetting adjustment to paid in capital for $7,156,634. These reclassifications primarily represent the portion of capital losses not available for utilization in future years due to tax limitation rules.

________________________________________________________________________________
June 30, 2003
                                      27

________________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)


Tax Basis of Investments
At June 30, 2003, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

                                 Gross        Gross     Net Unrealized
                    Cost of    Unrealized   Unrealized  Appreciation/
         Fund     Investments Appreciation Depreciation (Depreciation)
         ----     ----------- ------------ ------------ --------------
         Stock    $ 2,720,993  $  565,412   $ (15,585)    $  549,827
         Balanced  21,908,870   2,163,652    (100,169)     2,063,483

Post October Loss
Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2002, the Stock Fund elected to defer capital losses of $25,351 occurring between November 1, 2002 and December 31, 2002.

Capital Loss Carryforwards
The Stock Fund had a net capital loss carryforward for Federal income tax purposes at December 31, 2002 of $152,107. The capital loss carryforward is available to reduce future distributions of net capital gains to shareholders through 2009.

Tax Basis of Distributable Earnings/Accumulated Losses
At December 31, 2002, the components of accumulated earnings/(accumulated losses) on a tax basis were as follows:

                                                        Stock
                                                        Fund
                -                                     ---------
                Accumulated capital loss carryforward $(152,107)
                Post-October losses                     (25,351)
                Net unrealized appreciation              27,178
                                                      ---------
                Total accumulated loss                 (150,280)
                                                      =========

7.  Foreign Securities
Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated

________________________________________________________________________________
                                                                  June 30, 2003
                                      28

________________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)

with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

________________________________________________________________________________
June 30, 2003
                                      29

                     Investment Advisor
                Forward Management, LLC
                      San Francisco, CA

                            Distributor
                PFPC Distributors, Inc.
                    King of Prussia, PA

                                Counsel
                            Dechert LLP
                         Washington, DC

                Independent Accountants
            PricewaterhouseCoopers, LLP
                      San Francisco, CA

                              Custodian
          Brown Brothers Harriman & Co.
                             Boston, MA

                                                                       [GRAPHIC]

We all have reasons to invest. Some of us have greater objectives. Sierra Club Mutual Funds are for people interested in uniting their financial goals with environmental progress.

   Invest with a purpose.
Invest for our planet.

                                               Sierra Club Mutual Funds
                                               www.sierraclubfunds.com
                                               E-Mail: info@sierraclubfunds.com
                                               Toll-Free Tel: (866) 897-5982

                                               SCSANN 6/03

                                               Printed on recycled paper [LOGO]
                                               using soy based inks

                                               [LOGO]

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

   (a)(1) Not applicable.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Forward Funds, Inc.
            --------------------------------------------------------------

By (Signature and Title)*  /s/ J. Alan Reid
                         -------------------------------------------------
                           J. Alan Reid, President & Director

Date                       9/4/2003
    ----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ J. Alan Reid
                         -------------------------------------------------
                           J. Alan Reid, President & Director

Date                       9/4/2003
    ----------------------------------------------------------------------


By (Signature and Title)*  /s/ John P. McGowan
                         -------------------------------------------------
                           John P. McGowan, Treasurer

Date                       9/4/2003
    ----------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.